American Funds® Multi-Sector Income Fund
Investment portfolio
September 30, 2023
unaudited

Bonds, notes & other debt instruments 96.81% Corporate bonds, notes & loans 69.47% Financials 14.56%	Principal amount (000)	Value (000)
AerCap Ireland Capital DAC 2.45% 10/29/2026	USD1,322	$1,185
AerCap Ireland Capital DAC 5.75% 6/6/2028	27,550	26,936
AerCap Ireland Capital DAC 3.00% 10/29/2028	980	841
AerCap Ireland Capital DAC 3.30% 1/30/2032	11,651	9,266
AerCap Ireland Capital DAC 3.40% 10/29/2033	300	232
AerCap Ireland Capital DAC 3.85% 10/29/2041	26,869	19,087
AG Issuer, LLC 6.25% 3/1/2028[1]	14,940	13,968
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	16,440	16,555
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,2]	1,100	1,096
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	10,350	9,278
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	18,918	17,614
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	12,025	10,427
Allstate Corp. (The) 5.25% 3/30/2033	2,821	2,663
American International Group, Inc. 5.125% 3/27/2033	10,332	9,623
AmWINS Group, Inc. 4.875% 6/30/2029[1]	20,615	18,090
Aon Corp. 5.35% 2/28/2033	22,159	21,266
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[1]	25,184	22,436
Ascensus, Inc., Term Loan, (1-month USD CME Term SOFR + 6.50%) 12.03% 8/2/2029[3,4]	3,415	3,261
AssuredPartners, Inc. 7.00% 8/15/2025[1]	335	332
AssuredPartners, Inc. 5.625% 1/15/2029[1]	11,273	9,773
Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028	200	189
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]	23,400	19,550
Bangkok Bank Public Co., Ltd. 3.466% 9/23/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 9/23/2031)[2]	3,600	2,798
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[2]	3,060	2,992
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[2]	4,520	4,007
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[2]	593	529
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[2]	98	93
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[2]	38,480	36,988
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[2]	19,380	18,677
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[2]	1,321	1,004
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[2]	39,146	36,448
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[2]	7,566	7,367
Barclays PLC 6.224% 5/9/2034 (USD-SOFR + 2.98% on 5/9/2033)[2]	4,420	4,190
BBVA Bancomer, SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029)[2]	6,200	5,432
BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1,2]	13,815	13,627
Block, Inc. 2.75% 6/1/2026	5,105	4,597
Block, Inc. 3.50% 6/1/2031	37,000	29,108
Blue Owl Credit Income Corp. 4.70% 2/8/2027	2,171	1,977
BPCE 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	250	227
BPCE 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	20,870	15,637
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,2]	6,450	6,315
American Funds Multi-Sector Income Fund — Page 1 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,2]	USD17,310	$16,978
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[2]	4,758	4,532
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[2]	12,000	11,334
Charles Schwab Corp. (The) 2.45% 3/3/2027	15,813	14,094
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[2]	4,306	4,099
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	1,700	1,255
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[2]	20	15
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[2]	5,053	3,996
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[2]	20,010	16,700
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[2]	18,676	18,634
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[2]	9,225	8,822
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	5,505	4,421
Coinbase Global, Inc. 3.375% 10/1/2028[1]	12,183	8,790
Coinbase Global, Inc. 3.625% 10/1/2031[1]	13,365	8,886
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	32,735	28,653
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	11,605	9,475
Corebridge Financial, Inc. 3.85% 4/5/2029	5,959	5,358
Corebridge Financial, Inc. 3.90% 4/5/2032	12,896	10,866
Corebridge Financial, Inc. 4.35% 4/5/2042	1,724	1,307
Corebridge Financial, Inc. 4.40% 4/5/2052	14,051	10,308
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,2]	12,485	11,634
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[2]	3,747	3,774
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[2]	2,094	1,824
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[2]	7,299	6,373
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[2]	10,875	10,816
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[2]	300	242
Deutsche Bank AG 3.742% 1/7/2033 (USD-SOFR + 2.257% on 1/7/2032)[2]	11,640	8,360
Discover Financial Services 6.70% 11/29/2032	4,055	3,923
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]	2,550	2,253
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[2]	5,020	4,962
Five Corners Funding Trust III 5.791% 2/15/2033[1]	5,520	5,423
GE Capital Funding, LLC 4.55% 5/15/2032	4,350	4,012
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[2]	1,995	1,762
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[2]	9,660	8,917
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[2]	6,314	4,736
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[2]	16,653	13,015
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[2]	21,500	16,605
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[2]	34,148	27,319
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[2]	3,010	2,078
GTCR (AP) Finance, Inc. 8.00% 5/15/2027[1]	9,122	8,975
GTCR W-2 Merger Sub, LLC 7.50% 1/15/2031[1]	20,625	20,680
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[1,2]	2,000	1,729
Hightower Holding, LLC 6.75% 4/15/2029[1]	12,115	10,417
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[2]	729	690
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[2]	277	256
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[2]	2,093	1,726
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[2]	19,891	15,417
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[2]	3,892	2,994
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[2]	43,011	42,070
HSBC Holdings PLC 6.547% 6/20/2034 (USD-SOFR + 2.98% on 6/20/2033)[2]	9,800	9,303
American Funds Multi-Sector Income Fund — Page 2 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[2]	USD21,030	$20,216
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	3,700	3,174
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027	1,772	1,477
Huarong Finance 2019 Co., Ltd. 3.75% 5/29/2024	200	194
Huarong Finance 2019 Co., Ltd. (3-month USD CME Term SOFR + 1.512%) 6.812% 2/24/2025[4]	1,862	1,747
Huarong Finance II Co., Ltd. 5.50% 1/16/2025	438	413
Huarong Finance II Co., Ltd. 5.00% 11/19/2025	200	180
Huarong Finance II Co., Ltd. 4.625% 6/3/2026	216	190
Huarong Finance II Co., Ltd. 4.875% 11/22/2026	698	605
HUB International, Ltd. 7.00% 5/1/2026[1]	10,885	10,873
HUB International, Ltd. 5.625% 12/1/2029[1]	12,508	10,907
HUB International, Ltd. 7.25% 6/15/2030[1]	26,381	26,361
HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 9.584% 6/20/2030[3,4]	4,110	4,128
Huntington Bancshares, Inc. 6.208% 8/21/2029 (USD-SOFR + 2.02% on 8/21/2028)[2]	14,550	14,242
ICBCIL Finance Co., Ltd. 3.625% 11/15/2027	4,600	4,276
Intercontinental Exchange, Inc. 4.60% 3/15/2033	3,574	3,284
Intercontinental Exchange, Inc. 2.65% 9/15/2040	575	377
Intercontinental Exchange, Inc. 3.00% 6/15/2050	4,964	3,099
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	14,405	11,857
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[2]	76	72
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[2]	1,126	1,005
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[2]	17,140	16,526
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[2]	1,509	1,145
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[2]	14,090	13,369
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[2]	6,641	4,320
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]	29,100	25,981
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,2]	3,600	3,519
Korea Exchange Bank 3.25% 3/30/2027[1]	4,110	3,815
Korea Exchange Bank 3.25% 3/30/2027	3,890	3,611
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[2]	4,000	3,965
LPL Holdings, Inc. 4.625% 11/15/2027[1]	3,009	2,783
LPL Holdings, Inc. 4.00% 3/15/2029[1]	14,345	12,522
LPL Holdings, Inc. 4.375% 5/15/2031[1]	5,945	5,093
Marsh & McLennan Companies, Inc. 5.70% 9/15/2053	1,720	1,664
MetLife, Inc. 5.375% 7/15/2033	4,471	4,302
MetLife, Inc. 5.00% 7/15/2052	1,045	903
Metropolitan Life Global Funding I 5.05% 1/6/2028[1]	3,890	3,808
Metropolitan Life Global Funding I 5.15% 3/28/2033[1]	1,808	1,714
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[2]	445	417
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[2]	7,988	7,881
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[2]	3,160	2,793
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[2]	8,851	8,527
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[2]	10,436	10,044
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[2]	459	351
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[2]	22,325	20,297
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[2]	11,940	12,014
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[2]	32,059	29,786
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[2]	33,255	31,384
American Funds Multi-Sector Income Fund — Page 3 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
MSCI, Inc. 4.00% 11/15/2029[1]	USD3,385	$2,977
MSCI, Inc. 3.625% 9/1/2030[1]	3,680	3,089
MSCI, Inc. 3.875% 2/15/2031[1]	4,546	3,857
MSCI, Inc. 3.625% 11/1/2031[1]	2,299	1,884
Nasdaq, Inc. 5.35% 6/28/2028	3,201	3,144
Nasdaq, Inc. 5.55% 2/15/2034	12,100	11,556
Nasdaq, Inc. 5.95% 8/15/2053	18,597	17,385
Nasdaq, Inc. 6.10% 6/28/2063	2,243	2,088
Navient Corp. 5.00% 3/15/2027	9,220	8,297
Navient Corp. 4.875% 3/15/2028	1,775	1,507
Navient Corp. 5.50% 3/15/2029	3,330	2,801
Navient Corp. 9.375% 7/25/2030	14,000	13,822
Navient Corp. 5.625% 8/1/2033	22,090	16,059
New York Life Global Funding 4.90% 6/13/2028[1]	4,990	4,856
New York Life Global Funding 4.55% 1/28/2033[1]	4,621	4,241
NFP Corp. 4.875% 8/15/2028[1]	8,775	7,735
NFP Corp. 6.875% 8/15/2028[1]	17,769	15,244
NFP Corp. 7.50% 10/1/2030[1]	8,425	8,102
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[1]	1,990	1,940
Onemain Finance Corp. 6.125% 3/15/2024	268	267
Onemain Finance Corp. 7.125% 3/15/2026	1,385	1,358
Osaic Holdings, Inc. 10.75% 8/1/2027[1]	7,171	7,220
Osaic Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.816% 8/17/2028[3,4]	6,460	6,471
Owl Rock Capital Corp. 3.75% 7/22/2025	1,063	997
Oxford Finance, LLC 6.375% 2/1/2027[1]	7,151	6,654
PayPal Holdings, Inc. 5.05% 6/1/2052	12,372	11,202
PayPal Holdings, Inc. 5.25% 6/1/2062	3,235	2,875
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[2]	375	363
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[2]	2,321	2,253
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[2]	3,126	3,036
PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033)[2]	19,668	18,907
Power Finance Corp., Ltd. 6.15% 12/6/2028	1,200	1,202
Power Finance Corp., Ltd. 4.50% 6/18/2029	3,300	3,032
Power Finance Corp., Ltd. 3.90% 9/16/2029	2,700	2,382
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[2]	3,937	3,244
Rede D’Or Finance SARL 4.50% 1/22/2030[1]	1,938	1,640
Royal Bank of Canada 5.00% 2/1/2033	8,246	7,690
Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	15,145	13,208
Standard Chartered PLC 6.296% 7/6/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.58% on 7/6/2033)[1,2]	913	882
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[2]	27,949	25,504
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[2]	7,062	6,573
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	12,000	11,925
Sumitomo Mitsui Financial Group, Inc. 5.808% 9/14/2033	8,050	7,825
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[2,5]	3,843	140
Toronto-Dominion Bank (The) 5.156% 1/10/2028	3,673	3,587
Toronto-Dominion Bank (The) 5.523% 7/17/2028	60,580	59,828
Travelers Companies, Inc. 5.45% 5/25/2053	1,333	1,274
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[2]	26,831	25,273
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[2]	8,866	8,300
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[2]	6,300	5,551
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[2]	23,470	22,154
American Funds Multi-Sector Income Fund — Page 4 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	USD24,025	$18,991
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[1,2]	11,025	10,776
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[2]	4,750	4,534
Wells Fargo & Co. 4.478% 4/4/2031 (USD-SOFR + 4.032% on 4/4/2030)[2]	39,700	36,029
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[2]	15,870	14,843
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[2]	34,405	32,596
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[2]	3,649	2,860
WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[1,6]	10,744	1,182
WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[1,6]	8,562	4,259
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031	3,500	2,601
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031[1]	1,805	1,342
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051[1]	1,120	629
		1,751,743
Energy 9.99%
AI Candelaria (Spain), SLU 5.75% 6/15/2033[1]	2,135	1,513
Apache Corp. 4.625% 11/15/2025	985	948
Apache Corp. 4.25% 1/15/2030	4,000	3,559
Apache Corp. 5.10% 9/1/2040	6,770	5,386
Apache Corp. 5.25% 2/1/2042	4,450	3,489
Apache Corp. 4.75% 4/15/2043	516	376
Apache Corp. 4.25% 1/15/2044	211	138
Apache Corp. 5.35% 7/1/2049	112	86
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[1]	5,155	5,040
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	5,077	5,028
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	5,165	4,650
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]	13,735	12,190
Blue Racer Midstream, LLC 7.625% 12/15/2025[1]	7,043	7,076
BP Capital Markets America, Inc. 4.893% 9/11/2033	21,757	20,437
California Resources Corp. 7.125% 2/1/2026[1]	12,000	12,073
Callon Petroleum Co. 8.00% 8/1/2028[1]	4,300	4,310
Callon Petroleum Co. 7.50% 6/15/2030[1]	22,165	21,519
Cenovus Energy, Inc. 5.375% 7/15/2025	172	170
Cenovus Energy, Inc. 3.75% 2/15/2052	1,142	757
Cheniere Energy Partners, LP 4.00% 3/1/2031	1,340	1,147
Cheniere Energy Partners, LP 5.95% 6/30/2033[1]	25,000	24,143
Cheniere Energy, Inc. 4.625% 10/15/2028	13,290	12,232
Chesapeake Energy Corp. 5.50% 2/1/2026[1]	3,110	3,012
Chesapeake Energy Corp. 5.875% 2/1/2029[1]	25,680	24,187
Chesapeake Energy Corp. 6.75% 4/15/2029[1]	1,280	1,254
Chevron Corp. 2.236% 5/11/2030	5,035	4,200
Chevron Corp. 3.078% 5/11/2050	5,214	3,503
CITGO Petroleum Corp. 8.375% 1/15/2029[1]	8,040	8,035
Civitas Resources, Inc. 5.00% 10/15/2026[1]	12,815	12,034
Civitas Resources, Inc. 8.375% 7/1/2028[1]	15,000	15,281
Civitas Resources, Inc. 8.75% 7/1/2031[1]	25,040	25,609
CNX Resources Corp. 7.25% 3/14/2027[1]	5,815	5,744
CNX Resources Corp. 6.00% 1/15/2029[1]	8,304	7,767
CNX Resources Corp. 7.375% 1/15/2031[1]	5,085	4,991
Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053[1]	4,975	4,869
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[1]	6,162	6,086
Columbia Pipelines Operating Co., LLC 6.036% 11/15/2033[1]	4,214	4,116
Columbia Pipelines Operating Co., LLC 6.497% 8/15/2043[1]	3,853	3,757
American Funds Multi-Sector Income Fund — Page 5 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Comstock Resources, Inc. 6.75% 3/1/2029[1]	USD10,215	$9,409
Comstock Resources, Inc. 5.875% 1/15/2030[1]	19,635	17,020
ConocoPhillips Co. 3.80% 3/15/2052	1,311	952
ConocoPhillips Co. 5.30% 5/15/2053	14,577	13,407
ConocoPhillips Co. 5.55% 3/15/2054	860	818
Continental Resources, Inc. 5.75% 1/15/2031[1]	1,600	1,504
Continental Resources, Inc. 2.875% 4/1/2032[1]	3,443	2,580
Cosan Luxembourg SA 7.50% 6/27/2030[1]	4,000	3,974
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	26,730	27,316
Crestwood Midstream Partners, LP 6.00% 2/1/2029[1]	1,165	1,126
Crestwood Midstream Partners, LP 8.00% 4/1/2029[1]	9,580	9,835
Crestwood Midstream Partners, LP 7.375% 2/1/2031[1]	12,443	12,687
CrownRock, LP 5.00% 5/1/2029[1]	5,945	5,576
DT Midstream, Inc. 4.125% 6/15/2029[1]	1,755	1,520
DT Midstream, Inc. 4.375% 6/15/2031[1]	10,350	8,715
Earthstone Energy Holdings, LLC 9.875% 7/15/2031[1]	10,930	11,897
Ecopetrol SA 8.625% 1/19/2029	5,200	5,225
Ecopetrol SA 6.875% 4/29/2030	5,990	5,475
Ecopetrol SA 4.625% 11/2/2031	250	191
Ecopetrol SA 8.875% 1/13/2033	15,585	15,235
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]	540	519
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	930	810
Energy Transfer, LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[2]	1,107	1,020
EQM Midstream Partners, LP 6.00% 7/1/2025[1]	2,025	1,995
EQM Midstream Partners, LP 7.50% 6/1/2027[1]	232	233
EQM Midstream Partners, LP 6.50% 7/1/2027[1]	8,175	7,991
EQM Midstream Partners, LP 4.50% 1/15/2029[1]	8,195	7,302
EQM Midstream Partners, LP 7.50% 6/1/2030[1]	5,167	5,195
EQM Midstream Partners, LP 4.75% 1/15/2031[1]	8,961	7,723
EQM Midstream Partners, LP 6.50% 7/15/2048	1,150	1,013
EQT Corp. 5.00% 1/15/2029	1,080	1,016
EQT Corp. 3.625% 5/15/2031[1]	3,525	2,986
Exxon Mobil Corp. 2.61% 10/15/2030	49,000	41,394
FORESEA Holding SA 7.50% 6/15/2030	3,680	3,463
Genesis Energy, LP 8.00% 1/15/2027	15,212	14,680
Genesis Energy, LP 8.875% 4/15/2030	6,849	6,694
GeoPark, Ltd. 5.50% 1/17/2027	6,300	5,408
Guara Norte SARL 5.198% 6/15/2034	4,366	3,721
Guara Norte SARL 5.198% 6/15/2034[1]	1,680	1,432
Harvest Midstream I, LP 7.50% 9/1/2028[1]	11,290	10,925
Hess Midstream Operations, LP 5.50% 10/15/2030[1]	5,620	5,113
Hilcorp Energy I, LP 5.75% 2/1/2029[1]	5,380	4,864
Hilcorp Energy I, LP 6.00% 4/15/2030[1]	7,441	6,718
Hilcorp Energy I, LP 6.00% 2/1/2031[1]	5,340	4,718
Hilcorp Energy I, LP 6.25% 4/15/2032[1]	6,940	6,178
Kinder Morgan, Inc. 4.80% 2/1/2033	20,000	18,044
Kinder Morgan, Inc. 5.20% 6/1/2033	15,914	14,729
Kinder Morgan, Inc. 5.20% 3/1/2048	15	12
Kinder Morgan, Inc. 3.25% 8/1/2050	669	398
Kinder Morgan, Inc. 5.45% 8/1/2052	6,191	5,269
Leviathan Bond, Ltd. 6.75% 6/30/2030[1]	5,870	5,420
Magellan Midstream Partners, LP 3.95% 3/1/2050	1,000	670
Mesquite Energy, Inc. 7.25% 2/15/2023[1,5]	27	3
American Funds Multi-Sector Income Fund — Page 6 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Modec Finance BV 7.84% 7/15/2026[7,8]	USD9,000	$8,923
MPLX, LP 2.65% 8/15/2030	651	526
MPLX, LP 4.95% 9/1/2032	34,163	31,132
MPLX, LP 4.70% 4/15/2048	5,900	4,478
MPLX, LP 4.95% 3/14/2052	10,000	7,836
Murphy Oil Corp. 5.875% 12/1/2027	4,000	3,886
MV24 Capital BV 6.748% 6/1/2034	13,651	12,055
Nabors Industries, Inc. 7.375% 5/15/2027[1]	6,230	6,032
New Fortress Energy, Inc. 6.75% 9/15/2025[1]	7,680	7,340
New Fortress Energy, Inc. 6.50% 9/30/2026[1]	25,100	23,137
NGL Energy Operating, LLC 7.50% 2/1/2026[1]	39,765	39,364
NGL Energy Partners, LP 7.50% 4/15/2026	1,695	1,640
Noble Finance II, LLC 8.00% 4/15/2030[1]	2,800	2,839
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	16,385	16,382
Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	9,305	9,386
NorthRiver Midstream Finance, LP 5.625% 2/15/2026[1]	1,250	1,192
NuStar Logistics, LP 5.75% 10/1/2025	700	681
NuStar Logistics, LP 6.00% 6/1/2026	1,625	1,578
NuStar Logistics, LP 5.625% 4/28/2027	3,600	3,433
Occidental Petroleum Corp. 2.90% 8/15/2024	210	205
Occidental Petroleum Corp. 5.875% 9/1/2025	3,920	3,904
Occidental Petroleum Corp. 8.50% 7/15/2027	385	413
Occidental Petroleum Corp. 8.875% 7/15/2030	5,630	6,336
Occidental Petroleum Corp. 6.625% 9/1/2030	9,153	9,284
Occidental Petroleum Corp. 6.125% 1/1/2031	5,540	5,466
Occidental Petroleum Corp. 6.45% 9/15/2036	3,650	3,588
Occidental Petroleum Corp. 6.20% 3/15/2040	605	577
Occidental Petroleum Corp. 6.60% 3/15/2046	1,255	1,235
Occidental Petroleum Corp. 4.40% 8/15/2049	1,972	1,359
Oleoducto Central SA 4.00% 7/14/2027[1]	5,210	4,647
Oleoducto Central SA 4.00% 7/14/2027	1,250	1,115
ONEOK, Inc. 5.55% 11/1/2026	2,157	2,143
ONEOK, Inc. 5.65% 11/1/2028	2,790	2,755
ONEOK, Inc. 5.80% 11/1/2030	4,767	4,669
ONEOK, Inc. 6.05% 9/1/2033	35,455	34,853
ONEOK, Inc. 5.20% 7/15/2048	582	477
ONEOK, Inc. 4.45% 9/1/2049	1,600	1,153
ONEOK, Inc. 4.50% 3/15/2050	2,000	1,454
ONEOK, Inc. 6.625% 9/1/2053	26,936	26,408
Permian Resources Operating, LLC 6.875% 4/1/2027[1]	30	30
Permian Resources Operating, LLC 5.875% 7/1/2029[1]	11,000	10,362
Petrobras Global Finance BV 8.75% 5/23/2026	2,500	2,666
Petrobras Global Finance BV 7.375% 1/17/2027	1,600	1,650
Petroleos Mexicanos 6.875% 10/16/2025	6,250	5,992
Petroleos Mexicanos 6.875% 8/4/2026	120	111
Petroleos Mexicanos 6.49% 1/23/2027	6,932	6,156
Petroleos Mexicanos 8.75% 6/2/2029	5,791	5,137
Petroleos Mexicanos 6.70% 2/16/2032	4,796	3,564
Petroleos Mexicanos 6.95% 1/28/2060	5,000	2,965
Petrorio Luxembourg SARL 6.125% 6/9/2026[1]	6,090	5,886
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	1,474	1,273
Qatar Energy 3.125% 7/12/2041[1]	7,050	4,886
Range Resources Corp. 4.875% 5/15/2025	5,110	4,961
Range Resources Corp. 8.25% 1/15/2029	5,290	5,428
American Funds Multi-Sector Income Fund — Page 7 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Range Resources Corp. 4.75% 2/15/2030[1]	USD7,550	$6,710
Seadrill Finance, Ltd. 8.375% 8/1/2030[1]	6,360	6,481
Shell International Finance BV 2.75% 4/6/2030	6,441	5,543
Shell International Finance BV 3.25% 4/6/2050	24	16
Shell International Finance BV 3.00% 11/26/2051	15,178	9,490
SM Energy Co. 6.50% 7/15/2028	590	567
Southwestern Energy Co. 5.70% 1/23/2025[2]	2,825	2,786
Southwestern Energy Co. 8.375% 9/15/2028	9,335	9,645
Southwestern Energy Co. 5.375% 3/15/2030	1,975	1,802
Southwestern Energy Co. 4.75% 2/1/2032	2,145	1,843
Suburban Propane Partners, LP 5.00% 6/1/2031[1]	4,980	4,163
Sunoco, LP 6.00% 4/15/2027	5,165	5,011
Sunoco, LP 4.50% 5/15/2029	12,015	10,559
Sunoco, LP 4.50% 4/30/2030	430	373
Superior Plus, LP 4.50% 3/15/2029[1]	4,853	4,223
Targa Resources Partners, LP 6.50% 7/15/2027	415	419
Targa Resources Partners, LP 6.875% 1/15/2029	15	15
Targa Resources Partners, LP 4.875% 2/1/2031	774	694
TotalEnergies Capital International SA 3.127% 5/29/2050	12,551	8,192
Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	5,875	5,879
Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	7,970	7,855
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	11,101	11,305
Transocean, Inc. 8.00% 2/1/2027[1]	5,000	4,818
Transocean, Inc. 8.75% 2/15/2030[1]	12,626	12,921
Transocean, Inc. 7.50% 4/15/2031	4,400	3,816
Transocean, Inc. 6.80% 3/15/2038	7,850	5,983
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	5,824	5,561
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	17,220	14,148
Venture Global LNG, Inc. 8.125% 6/1/2028[1]	10,000	9,909
Venture Global LNG, Inc. 8.375% 6/1/2031[1]	10,000	9,840
Vital Energy, Inc. 10.125% 1/15/2028	4,600	4,694
Vital Energy, Inc. 9.75% 10/15/2030	6,930	7,091
Weatherford International, Ltd. 6.50% 9/15/2028[1]	895	896
Western Midstream Operating, LP 3.10% 2/1/2025[2]	2,165	2,073
Western Midstream Operating, LP 4.50% 3/1/2028	7,115	6,627
Western Midstream Operating, LP 4.75% 8/15/2028	3,005	2,813
Western Midstream Operating, LP 4.05% 2/1/2030[2]	22	19
Western Midstream Operating, LP 6.15% 4/1/2033	5,256	5,075
Western Midstream Operating, LP 5.25% 2/1/2050[2]	200	156
Williams Companies, Inc. 2.60% 3/15/2031	9,000	7,173
Williams Companies, Inc. 4.65% 8/15/2032	7,500	6,827
		1,201,789
Consumer discretionary 7.54%
Advance Auto Parts, Inc. 3.90% 4/15/2030	15,688	12,741
Advance Auto Parts, Inc. 3.50% 3/15/2032	9,958	7,466
Affinity Interactive 6.875% 12/15/2027[1]	1,600	1,358
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	19,500	15,227
Allied Universal Holdco, LLC 6.625% 7/15/2026[1]	3,540	3,359
Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	8,140	7,292
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	12,760	10,652
Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	9,000	6,723
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	6,232	6,318
Amazon.com, Inc. 1.65% 5/12/2028	7,330	6,313
American Funds Multi-Sector Income Fund — Page 8 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Amazon.com, Inc. 4.70% 12/1/2032	USD8,820	$8,427
Arcos Dorados BV 6.125% 5/27/2029[1]	2,000	1,902
Arcos Dorados BV 6.125% 5/27/2029	460	437
Arcos Dorados Holdings, Inc. 5.875% 4/4/2027	2,440	2,349
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	13,675	11,763
Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]	2,325	1,929
Atlas LuxCo 4 SARL 4.625% 6/1/2028[1]	14,810	12,316
AutoNation, Inc. 3.85% 3/1/2032	8,000	6,510
Bath & Body Works, Inc. 6.625% 10/1/2030[1]	5,470	5,134
Bath & Body Works, Inc. 6.875% 11/1/2035	12,922	11,555
Bath & Body Works, Inc. 6.75% 7/1/2036	3,605	3,163
Boyd Gaming Corp. 4.75% 12/1/2027	11,120	10,258
Boyd Gaming Corp. 4.75% 6/15/2031[1]	4,140	3,528
Boyne USA, Inc. 4.75% 5/15/2029[1]	16,545	14,491
Caesars Entertainment, Inc. 6.25% 7/1/2025[1]	655	647
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	6,999	5,937
Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	20,610	20,077
Caesars Resort Collection, LLC 5.75% 7/1/2025[1]	11,275	11,236
Carnival Corp. 5.75% 3/1/2027[1]	19,000	17,216
Carnival Corp. 4.00% 8/1/2028[1]	3,500	3,038
Carnival Corp. 6.00% 5/1/2029[1]	28,585	24,416
Carnival Corp. 7.00% 8/15/2029[1]	10,920	10,778
Carnival Corp. 10.50% 6/1/2030[1]	6,625	6,829
Cedar Fair, LP 5.50% 5/1/2025[1]	11,900	11,664
Clarios Global, LP 6.75% 5/15/2025[1]	180	179
Clarios Global, LP 6.25% 5/15/2026[1]	140	137
Clarios Global, LP 8.50% 5/15/2027[1]	6,010	6,004
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[1]	8,204	6,404
Empire Resorts, Inc. 7.75% 11/1/2026[1]	10,370	8,464
Everi Holdings, Inc. 5.00% 7/15/2029[1]	2,310	1,991
Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	8,000	6,789
Fertitta Entertainment, LLC 6.75% 1/15/2030[1]	10,000	8,163
First Student Bidco, Inc. 4.00% 7/31/2029[1]	15,250	12,922
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.501% 7/21/2028[3,4]	469	457
Ford Motor Co. 7.45% 7/16/2031	1,430	1,485
Ford Motor Co. 6.10% 8/19/2032	22,570	21,282
Ford Motor Credit Co., LLC 3.664% 9/8/2024	2,500	2,421
Ford Motor Credit Co., LLC 2.30% 2/10/2025	5,175	4,859
Ford Motor Credit Co., LLC 5.125% 6/16/2025	5,305	5,140
Ford Motor Credit Co., LLC 4.134% 8/4/2025	1,630	1,547
Ford Motor Credit Co., LLC 3.375% 11/13/2025	1,340	1,244
Ford Motor Credit Co., LLC 6.95% 6/10/2026	14,901	14,899
Ford Motor Credit Co., LLC 4.542% 8/1/2026	760	714
Ford Motor Credit Co., LLC 2.70% 8/10/2026	15,976	14,272
Ford Motor Credit Co., LLC 4.95% 5/28/2027	13,770	12,941
Ford Motor Credit Co., LLC 4.125% 8/17/2027	3,680	3,355
Ford Motor Credit Co., LLC 3.815% 11/2/2027	23,250	20,728
Ford Motor Credit Co., LLC 5.113% 5/3/2029	4,030	3,693
Ford Motor Credit Co., LLC 7.20% 6/10/2030	5,305	5,338
Ford Motor Credit Co., LLC 4.00% 11/13/2030	1,720	1,438
Grand Canyon University 4.375% 10/1/2026	6,750	6,446
Hanesbrands, Inc. 4.875% 5/15/2026[1]	7,444	6,833
Hanesbrands, Inc. 9.00% 2/15/2031[1]	22,902	21,855
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.066% 3/8/2030[3,4]	11,772	11,565
American Funds Multi-Sector Income Fund — Page 9 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	USD3,460	$3,153
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]	11,905	10,019
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]	470	408
Home Depot, Inc. 2.70% 4/15/2030	50	43
Home Depot, Inc. 1.375% 3/15/2031	7,750	5,869
Home Depot, Inc. 3.25% 4/15/2032	14,682	12,602
Home Depot, Inc. 3.125% 12/15/2049	135	88
Hyundai Capital America 1.50% 6/15/2026[1]	2,643	2,349
Hyundai Capital America 2.00% 6/15/2028[1]	3,827	3,182
International Game Technology PLC 6.50% 2/15/2025[1]	200	200
International Game Technology PLC 4.125% 4/15/2026[1]	565	532
International Game Technology PLC 5.25% 1/15/2029[1]	17,445	16,094
LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	12,243	10,424
LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	16,405	15,950
Levi Strauss & Co. 3.50% 3/1/2031[1]	9,775	7,741
Light and Wonder International, Inc. 7.00% 5/15/2028[1]	5,555	5,466
Light and Wonder International, Inc. 7.25% 11/15/2029[1]	7,580	7,437
Light and Wonder International, Inc. 7.50% 9/1/2031[1]	5,365	5,308
Lithia Motors, Inc. 3.875% 6/1/2029[1]	5,345	4,511
Lithia Motors, Inc. 4.375% 1/15/2031[1]	250	207
Macy’s Retail Holdings, LLC 6.125% 3/15/2032[1]	960	793
Marriott International, Inc. 4.90% 4/15/2029	694	662
Marriott International, Inc. 2.85% 4/15/2031	315	254
Marriott International, Inc. 3.50% 10/15/2032	7,970	6,526
Marriott International, Inc. 2.75% 10/15/2033	478	361
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	12,570	10,545
McDonald’s Corp. 3.60% 7/1/2030	1,084	968
McDonald’s Corp. 4.60% 9/9/2032	342	322
McDonald’s Corp. 4.95% 8/14/2033	268	256
McDonald’s Corp. 5.15% 9/9/2052	2,165	1,943
Meituan 3.05% 10/28/2030	6,200	4,819
Meituan 3.05% 10/28/2030[1]	900	700
MercadoLibre, Inc. 2.375% 1/14/2026	1,200	1,096
MercadoLibre, Inc. 3.125% 1/14/2031	3,525	2,777
Merlin Entertainments PLC 5.75% 6/15/2026[1]	200	192
MGM Resorts International 5.75% 6/15/2025	4,050	3,960
MGM Resorts International 5.50% 4/15/2027	53	49
NCL Corp., Ltd. 5.875% 3/15/2026[1]	1,250	1,156
NCL Corp., Ltd. 5.875% 2/15/2027[1]	2,280	2,170
NCL Corp., Ltd. 7.75% 2/15/2029[1]	2,925	2,718
NCL Finance, Ltd. 6.125% 3/15/2028[1]	2,500	2,209
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[1]	8,120	7,628
Party City Holdings, Inc. 6.125% 8/15/2023[1,5]	50	1
Party City Holdings, Inc. 8.75% 2/15/2026[1,5]	24,400	3,782
Party City Holdings, Inc., Term Loan DIP, 15.31% 11/16/2023[3,4]	4,232	4,381
Premier Entertainment Sub, LLC 5.625% 9/1/2029[1]	2,390	1,843
QVC, Inc. 4.85% 4/1/2024	1,140	1,097
RHP Hotel Properties, LP 7.25% 7/15/2028[1]	9,690	9,529
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	12,260	11,253
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028	11,780	9,979
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	14,800	13,584
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]	20,090	20,855
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[1]	770	814
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]	3,784	3,755
American Funds Multi-Sector Income Fund — Page 10 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Sally Holdings, LLC 5.625% 12/1/2025	USD2,510	$2,449
Sands China, Ltd. 4.875% 6/18/2030	8,280	7,156
Sands China, Ltd. 3.50% 8/8/2031	10,000	7,921
Scientific Games Holdings, LP 6.625% 3/1/2030[1]	7,930	6,850
Scientific Games Holdings, LP, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.768% 4/4/2029[3,4]	7,970	7,934
Sonic Automotive, Inc. 4.625% 11/15/2029[1]	20,670	17,162
Sonic Automotive, Inc. 4.875% 11/15/2031[1]	21,435	17,088
Toyota Motor Corp. 5.118% 7/13/2028	6,410	6,380
Toyota Motor Credit Corp. 1.90% 1/13/2027	9,470	8,496
Universal Entertainment Corp. 8.75% 12/11/2024[1]	8,580	9,145
Vail Resorts, Inc. 6.25% 5/15/2025[1]	9,932	9,888
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	22,715	21,236
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	13,385	12,034
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	17,300	15,144
Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	18,104	17,207
		907,264
Health care 6.80%
AbbVie, Inc. 3.20% 11/21/2029	8,050	7,108
AbbVie, Inc. 4.05% 11/21/2039	1,500	1,228
AbbVie, Inc. 4.25% 11/21/2049	325	258
AdaptHealth, LLC 4.625% 8/1/2029[1]	4,625	3,555
AdaptHealth, LLC 5.125% 3/1/2030[1]	7,605	5,900
Amgen, Inc. 5.15% 3/2/2028	21,120	20,779
Amgen, Inc. 5.25% 3/2/2030	29,132	28,473
Amgen, Inc. 4.20% 3/1/2033	14,000	12,456
Amgen, Inc. 5.25% 3/2/2033	18,651	17,838
Amgen, Inc. 5.60% 3/2/2043	3,740	3,479
Amgen, Inc. 3.00% 1/15/2052	100	60
Amgen, Inc. 4.875% 3/1/2053	5,675	4,725
Amgen, Inc. 5.65% 3/2/2053	12,803	11,992
Amgen, Inc. 5.75% 3/2/2063	21,310	19,676
AstraZeneca Finance, LLC 1.75% 5/28/2028	5,266	4,511
AstraZeneca Finance, LLC 4.90% 3/3/2030	9,240	9,006
AstraZeneca Finance, LLC 2.25% 5/28/2031	65	52
AstraZeneca PLC 1.375% 8/6/2030	56	43
AthenaHealth Group, Inc. 6.50% 2/15/2030[1]	3,125	2,618
Avantor Funding, Inc. 4.625% 7/15/2028[1]	7,160	6,535
Avantor Funding, Inc. 3.875% 11/1/2029[1]	11,375	9,735
Bausch Health Americas, Inc. 9.25% 4/1/2026[1]	2,930	2,654
Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	8,000	4,072
Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	14,460	12,829
Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	2,430	2,214
Bausch Health Companies, Inc. 5.75% 8/15/2027[1]	200	119
Bausch Health Companies, Inc. 5.00% 2/15/2029[1]	14,000	5,383
Bausch Health Companies, Inc. 5.25% 1/30/2030[1]	1,220	460
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	18,304	7,051
Baxter International, Inc. 1.915% 2/1/2027	2,150	1,897
Baxter International, Inc. 2.272% 12/1/2028	11,125	9,388
Baxter International, Inc. 2.539% 2/1/2032	27,032	20,942
Baxter International, Inc. 3.132% 12/1/2051	8,657	5,159
Boston Scientific Corp. 2.65% 6/1/2030	4,484	3,750
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]	4,785	4,395
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]	7,225	5,933
American Funds Multi-Sector Income Fund — Page 11 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]	USD5,041	$4,157
Cencora, Inc. 2.80% 5/15/2030	2,607	2,187
Cencora, Inc. 2.70% 3/15/2031	2,423	1,974
Centene Corp. 2.45% 7/15/2028	24,620	20,821
Centene Corp. 4.625% 12/15/2029	30,621	27,614
Centene Corp. 3.375% 2/15/2030	644	538
Centene Corp. 3.00% 10/15/2030	610	493
Centene Corp. 2.50% 3/1/2031	5,104	3,927
Centene Corp. 2.625% 8/1/2031	4,440	3,406
Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]	3,618	3,248
Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	5,730	4,919
Charles River Laboratories International, Inc. 4.00% 3/15/2031[1]	2,340	1,983
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	12,620	10,841
CHS / Community Health Systems, Inc. 6.00% 1/15/2029[1]	165	133
CHS / Community Health Systems, Inc. 6.875% 4/15/2029[1]	1,200	639
Cigna Group (The) 2.375% 3/15/2031	46	37
CVS Health Corp. 1.75% 8/21/2030	3,625	2,791
CVS Health Corp. 5.25% 2/21/2033	13,264	12,572
CVS Health Corp. 5.30% 6/1/2033	12,000	11,374
CVS Health Corp. 5.625% 2/21/2053	2,470	2,222
CVS Health Corp. 5.875% 6/1/2053	4,934	4,567
CVS Health Corp. 6.00% 6/1/2063	2,344	2,155
Elevance Health, Inc. 4.75% 2/15/2033	705	657
Eli Lilly and Co. 4.70% 2/27/2033	9,492	9,141
Eli Lilly and Co. 4.95% 2/27/2063	865	786
Encompass Health Corp. 4.50% 2/1/2028	3,442	3,140
Encompass Health Corp. 4.75% 2/1/2030	3,490	3,093
Endo DAC 9.50% 7/31/2027[1,5]	705	50
Endo DAC 6.00% 6/30/2028[1,5]	1,250	91
Endo Luxembourg Finance Co. I SARL 6.125% 4/1/2029[1]	3,610	2,570
Fortrea Holdings, Inc. 7.50% 7/1/2030[1]	10,150	9,889
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 5.05% 6/30/2030[3,4]	1,591	1,590
GE HealthCare Technologies, Inc. 5.857% 3/15/2030	2,710	2,690
GE HealthCare Technologies, Inc. 5.905% 11/22/2032	15,140	15,031
GE HealthCare Technologies, Inc. 6.377% 11/22/2052	2,625	2,670
Gilead Sciences, Inc. 5.25% 10/15/2033	7,361	7,183
Gilead Sciences, Inc. 2.80% 10/1/2050	225	136
Grifols SA 4.75% 10/15/2028[1]	4,380	3,740
HCA, Inc. 5.375% 9/1/2026	425	417
HCA, Inc. 5.625% 9/1/2028	4,360	4,254
HCA, Inc. 5.875% 2/1/2029	2,870	2,825
HCA, Inc. 3.50% 9/1/2030	1,156	978
HCA, Inc. 2.375% 7/15/2031	10,953	8,391
HealthEquity, Inc. 4.50% 10/1/2029[1]	8,085	6,974
IQVIA, Inc. 5.00% 10/15/2026[1]	8,105	7,757
IQVIA, Inc. 6.50% 5/15/2030[1]	4,305	4,219
Kaiser Foundation Hospitals 2.81% 6/1/2041	355	239
Mass General Brigham, Inc. 3.192% 7/1/2049	42	28
Medline Borrower, LP 3.875% 4/1/2029[1]	1,560	1,320
Medline Borrower, LP 5.25% 10/1/2029[1]	16,310	14,116
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 3.25%) 8.681% 10/23/2028[3,4]	2,670	2,666
Merck & Co., Inc. 5.00% 5/17/2053	2,180	1,984
Merck & Co., Inc. 5.15% 5/17/2063	3,990	3,642
Molina Healthcare, Inc. 4.375% 6/15/2028[1]	5,681	5,097
American Funds Multi-Sector Income Fund — Page 12 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Molina Healthcare, Inc. 3.875% 11/15/2030[1]	USD10,000	$8,288
Molina Healthcare, Inc. 3.875% 5/15/2032[1]	33,930	27,254
Option Care Health, Inc. 4.375% 10/31/2029[1]	3,560	3,079
Owens & Minor, Inc. 6.625% 4/1/2030[1]	30,980	27,531
Par Pharmaceutical, Inc. 7.50% 4/1/2027[1]	4,600	3,284
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	23,308	22,042
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	10,000	9,189
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	3,462	3,219
Pfizer, Inc. 3.45% 3/15/2029	383	353
Radiology Partners, Inc. 9.25% 2/1/2028[1]	12,830	5,087
Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 10.179% 7/9/2025[3,4]	5,573	4,229
Rede D’Or Finance SARL 4.95% 1/17/2028	590	539
Rede D’Or Finance SARL 4.50% 1/22/2030	2,590	2,191
Roche Holdings, Inc. 2.076% 12/13/2031[1]	4,231	3,340
RP Escrow Issuer, LLC 5.25% 12/15/2025[1]	19,085	13,873
Select Medical Corp. 6.25% 8/15/2026[1]	6,196	6,059
Summa Health 3.511% 11/15/2051	1,325	860
Surgery Center Holdings, Inc. 10.00% 4/15/2027[1]	3,802	3,848
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.566% 3/2/2027[3,4]	795	608
Tenet Healthcare Corp. 4.875% 1/1/2026	4,440	4,258
Tenet Healthcare Corp. 6.25% 2/1/2027	440	426
Tenet Healthcare Corp. 6.125% 10/1/2028	7,730	7,264
Tenet Healthcare Corp. 4.375% 1/15/2030	6,000	5,168
Tenet Healthcare Corp. 6.75% 5/15/2031[1]	8,780	8,479
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	943	939
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	24,675	22,013
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	21,075	19,363
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	28,260	27,775
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	29,085	26,326
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	8,340	8,459
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	14,281	14,792
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	12,000	7,527
Thermo Fisher Scientific, Inc. 5.086% 8/10/2033	3,932	3,804
UnitedHealth Group, Inc. 2.90% 5/15/2050	10,868	6,684
UnitedHealth Group, Inc. 3.25% 5/15/2051	221	145
UnitedHealth Group, Inc. 4.75% 5/15/2052	1,210	1,032
UnitedHealth Group, Inc. 4.95% 5/15/2062	159	137
UnitedHealth Group, Inc. 6.05% 2/15/2063	124	126
Zoetis, Inc. 5.60% 11/16/2032	1,925	1,918
		817,743
Communication services 5.88%
Altice France Holding SA 10.50% 5/15/2027[1]	1,520	950
Altice France SA 5.125% 7/15/2029[1]	5,813	4,141
América Móvil, SAB de CV 4.70% 7/21/2032	10,000	9,229
AT&T, Inc. 2.25% 2/1/2032	500	377
AT&T, Inc. 2.55% 12/1/2033	386	284
AT&T, Inc. 3.55% 9/15/2055	16,185	9,918
Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	6,300	3,884
CCO Holdings, LLC 5.00% 2/1/2028[1]	4,885	4,442
CCO Holdings, LLC 6.375% 9/1/2029[1]	13,275	12,392
CCO Holdings, LLC 4.75% 3/1/2030[1]	16,200	13,619
CCO Holdings, LLC 4.50% 8/15/2030[1]	9,135	7,510
CCO Holdings, LLC 4.25% 2/1/2031[1]	14,700	11,716
American Funds Multi-Sector Income Fund — Page 13 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings, LLC 4.75% 2/1/2032[1]	USD8,000	$6,409
CCO Holdings, LLC 4.50% 5/1/2032	2,445	1,921
CCO Holdings, LLC 4.50% 6/1/2033[1]	31,420	24,075
CCO Holdings, LLC 4.25% 1/15/2034[1]	15,500	11,429
Charter Communications Operating, LLC 2.30% 2/1/2032	6,600	4,813
Charter Communications Operating, LLC 4.40% 4/1/2033	11,365	9,672
Charter Communications Operating, LLC 3.70% 4/1/2051	47,750	27,817
Charter Communications Operating, LLC 3.90% 6/1/2052	710	425
Charter Communications Operating, LLC 5.25% 4/1/2053	13,590	10,169
Comcast Corp. 2.65% 2/1/2030	200	169
Comcast Corp. 1.50% 2/15/2031	1,537	1,162
Comcast Corp. 4.80% 5/15/2033	16,887	15,849
Comcast Corp. 3.75% 4/1/2040	15	12
Comcast Corp. 2.887% 11/1/2051	1,555	917
Comcast Corp. 5.35% 5/15/2053	12,445	11,357
Connect Finco SARL 6.75% 10/1/2026[1]	230	215
Consolidated Communications, Inc. 5.00% 10/1/2028[1]	1,400	1,041
Diamond Sports Group, LLC 6.625% 8/15/2027[1,5]	3,175	66
DIRECTV Financing, LLC 5.875% 8/15/2027[1]	12,385	10,966
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.431% 8/2/2027[3,4]	3,912	3,828
DISH DBS Corp. 5.875% 11/15/2024	24,820	23,142
DISH DBS Corp. 7.75% 7/1/2026	5,975	4,491
DISH Network Corp. 11.75% 11/15/2027[1]	20,200	20,381
Embarq Corp. 7.995% 6/1/2036	1,905	1,076
Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	20,842	16,063
Frontier Communications Holdings, LLC 5.875% 11/1/2029	1,709	1,250
Gray Escrow II, Inc. 5.375% 11/15/2031[1]	20,795	13,636
Gray Television, Inc. 5.875% 7/15/2026[1]	11,380	10,239
Gray Television, Inc. 4.75% 10/15/2030[1]	7,680	5,097
iHeartCommunications, Inc. 5.25% 8/15/2027[1]	620	492
Lamar Media Corp. 4.875% 1/15/2029	4,530	4,107
Lamar Media Corp. 4.00% 2/15/2030	5,930	5,032
Lamar Media Corp. 3.625% 1/15/2031	7,090	5,781
Ligado Networks, LLC 15.50% PIK 11/1/2023[1,6]	2,000	723
Live Nation Entertainment, Inc. 4.75% 10/15/2027[1]	4,010	3,676
Meta Platforms, Inc. 3.85% 8/15/2032	47,000	41,721
Meta Platforms, Inc. 4.45% 8/15/2052	40,000	31,691
Midas OpCo Holdings, LLC 5.625% 8/15/2029[1]	8,145	6,587
Netflix, Inc. 4.875% 4/15/2028	18,225	17,678
Netflix, Inc. 5.875% 11/15/2028	13,625	13,736
Netflix, Inc. 5.375% 11/15/2029[1]	11,510	11,245
Netflix, Inc. 4.875% 6/15/2030[1]	3,502	3,320
News Corp. 3.875% 5/15/2029[1]	22,325	19,223
News Corp. 5.125% 2/15/2032[1]	7,010	6,132
Nexstar Media, Inc. 4.75% 11/1/2028[1]	15,970	13,238
OUTFRONT Media Capital, LLC 4.25% 1/15/2029[1]	3,000	2,384
OUTFRONT Media Capital, LLC 4.625% 3/15/2030[1]	1,990	1,567
PLDT, Inc. 2.50% 1/23/2031	5,500	4,380
SBA Tower Trust 1.631% 11/15/2026[1]	4,000	3,464
Scripps Escrow II, Inc. 3.875% 1/15/2029[1]	1,500	1,130
Sirius XM Radio, Inc. 3.125% 9/1/2026[1]	2,310	2,061
Sirius XM Radio, Inc. 4.00% 7/15/2028[1]	10,305	8,807
Sirius XM Radio, Inc. 4.125% 7/1/2030[1]	5,970	4,787
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	31,215	23,674
American Funds Multi-Sector Income Fund — Page 14 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Tencent Holdings, Ltd. 3.975% 4/11/2029	USD2,400	$2,179
Tencent Holdings, Ltd. 3.68% 4/22/2041	1,675	1,159
Tencent Holdings, Ltd. 3.24% 6/3/2050[1]	12,134	6,996
Tencent Holdings, Ltd. 3.24% 6/3/2050	6,356	3,665
Tencent Holdings, Ltd. 3.84% 4/22/2051	21,072	13,468
Tencent Holdings, Ltd. 3.84% 4/22/2051[1]	2,977	1,903
T-Mobile USA, Inc. 3.875% 4/15/2030	300	266
T-Mobile USA, Inc. 2.55% 2/15/2031	23,268	18,523
T-Mobile USA, Inc. 5.05% 7/15/2033	4,423	4,105
T-Mobile USA, Inc. 5.75% 1/15/2034	1,735	1,693
T-Mobile USA, Inc. 3.40% 10/15/2052	1,160	725
T-Mobile USA, Inc. 6.00% 6/15/2054	706	673
Univision Communications, Inc. 5.125% 2/15/2025[1]	538	525
Univision Communications, Inc. 8.00% 8/15/2028[1]	2,090	2,028
Univision Communications, Inc. 4.50% 5/1/2029[1]	39,169	31,935
Univision Communications, Inc. 7.375% 6/30/2030[1]	19,796	18,116
UPC Broadband Finco BV 4.875% 7/15/2031[1]	8,130	6,606
Verizon Communications, Inc. 1.75% 1/20/2031	17,784	13,409
Verizon Communications, Inc. 2.55% 3/21/2031	899	716
Verizon Communications, Inc. 3.40% 3/22/2041	2,243	1,591
Virgin Media Secured Finance PLC 4.50% 8/15/2030[1]	765	633
VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]	610	486
VZ Secured Financing BV 5.00% 1/15/2032[1]	8,090	6,364
WMG Acquisition Corp. 3.75% 12/1/2029[1]	4,090	3,440
WMG Acquisition Corp. 3.875% 7/15/2030[1]	9,610	8,128
WMG Acquisition Corp. 3.00% 2/15/2031[1]	2,410	1,895
Ziggo Bond Co. BV 5.125% 2/28/2030[1]	1,300	971
Ziggo BV 4.875% 1/15/2030[1]	2,600	2,121
		707,104
Industrials 5.62%
ADT Security Corp. 4.125% 8/1/2029[1]	2,230	1,888
Ashtead Capital, Inc. 5.50% 8/11/2032[1]	8,859	8,194
Atkore, Inc. 4.25% 6/1/2031[1]	5,750	4,842
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD CME Term SOFR + 2.75%) 8.181% 9/22/2028[3,4]	3,930	3,910
Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]	1,090	956
Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]	2,130	1,895
BOC Aviation, Ltd. 3.00% 9/11/2029	2,579	2,222
BOC Aviation, Ltd. 2.625% 9/17/2030	1,121	920
Boeing Co. 2.75% 2/1/2026	500	467
Boeing Co. 2.196% 2/4/2026	25	23
Boeing Co. 3.25% 2/1/2028	1,078	973
Boeing Co. 5.15% 5/1/2030	57,246	54,716
Boeing Co. 3.625% 2/1/2031	4,004	3,461
Boeing Co. 3.50% 3/1/2039	7,463	5,333
Boeing Co. 5.705% 5/1/2040	5,363	4,952
Boeing Co. 3.75% 2/1/2050	83	56
Bombardier, Inc. 7.125% 6/15/2026[1]	18,200	17,651
Bombardier, Inc. 7.875% 4/15/2027[1]	13,320	13,008
Bombardier, Inc. 6.00% 2/15/2028[1]	10,940	9,936
Bombardier, Inc. 7.50% 2/1/2029[1]	25,279	24,022
Burlington Northern Santa Fe, LLC 3.55% 2/15/2050	750	534
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	479	322
Burlington Northern Santa Fe, LLC 2.875% 6/15/2052	3,710	2,288
American Funds Multi-Sector Income Fund — Page 15 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Burlington Northern Santa Fe, LLC 5.20% 4/15/2054	USD9,990	$9,166
BWX Technologies, Inc. 4.125% 6/30/2028[1]	8,135	7,201
BWX Technologies, Inc. 4.125% 4/15/2029[1]	3,415	2,999
Canadian Pacific Railway Co. 1.75% 12/2/2026	435	388
Canadian Pacific Railway Co. 3.10% 12/2/2051	23,487	14,712
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	4,000	3,468
Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	5,600	4,780
Clean Harbors, Inc. 6.375% 2/1/2031[1]	5,635	5,486
CoreLogic, Inc. 4.50% 5/1/2028[1]	10,500	7,982
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 8.931% 6/2/2028[3,4]	9,143	8,471
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.931% 6/4/2029[3,4]	4,225	3,546
Cornerstone Building Brands, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.25%) 8.682% 4/12/2028[3,4]	143	140
Covanta Holding Corp. 4.875% 12/1/2029[1]	8,120	6,674
CSX Corp. 4.10% 11/15/2032	4,479	4,032
CSX Corp. 5.20% 11/15/2033	3,166	3,064
CSX Corp. 4.50% 3/15/2049	25	20
CSX Corp. 2.50% 5/15/2051	4,765	2,663
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]	14,963	12,919
Empresa de Transporte de Pasajeros Metro SA 4.70% 5/7/2050[1]	400	312
Enviri Corp. 5.75% 7/31/2027[1]	6,254	5,508
General Dynamics Corp. 1.15% 6/1/2026	4,600	4,127
General Dynamics Corp. 3.625% 4/1/2030	5,230	4,742
Hidrovias International Finance SARL 4.95% 2/8/2031	4,800	3,856
Howmet Aerospace, Inc. 6.875% 5/1/2025	1,085	1,090
Icahn Enterprises, LP 4.75% 9/15/2024	9,226	8,894
Icahn Enterprises, LP 6.375% 12/15/2025	7,554	7,196
Icahn Enterprises, LP 6.25% 5/15/2026	5,355	4,981
Ingersoll-Rand, Inc. 5.70% 8/14/2033	1,046	1,010
John Deere Capital Corp. 5.15% 9/8/2033	1,963	1,920
KKR Apple Bidco, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 9.316% 9/22/2028[3,4]	5,408	5,410
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[1]	4,110	3,969
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	3,613	3,489
Lockheed Martin Corp. 1.85% 6/15/2030	2,497	2,016
Lockheed Martin Corp. 3.90% 6/15/2032	2,230	2,001
Lockheed Martin Corp. 5.25% 1/15/2033	6,770	6,692
LSC Communications, Inc. 8.75% 10/15/2023[1,5,7]	45	— [9]
Mexico City Airport Trust 4.25% 10/31/2026	5,400	5,079
Mexico City Airport Trust 3.875% 4/30/2028	5,000	4,525
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	9,941	9,860
Moog, Inc. 4.25% 12/9/2027[1]	7,691	6,953
Mueller Water Products, Inc. 4.00% 6/15/2029[1]	1,200	1,046
Norfolk Southern Corp. 5.05% 8/1/2030	2,788	2,688
Norfolk Southern Corp. 4.45% 3/1/2033	1,343	1,227
Norfolk Southern Corp. 5.35% 8/1/2054	18,520	16,938
Northrop Grumman Corp. 4.70% 3/15/2033	16,114	15,050
PGT Innovations, Inc. 4.375% 10/1/2029[1]	7,830	7,228
PM General Purchaser, LLC 9.50% 10/1/2028[1]	5,980	5,566
Regal Rexnord Corp. 6.30% 2/15/2030[1]	20,000	19,335
Regal Rexnord Corp. 6.40% 4/15/2033[1]	20,000	19,285
Republic Services, Inc. 1.45% 2/15/2031	6,195	4,661
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]	8,690	8,681
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]	13,720	13,943
RTX Corp. 1.90% 9/1/2031	5,776	4,374
American Funds Multi-Sector Income Fund — Page 16 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
RTX Corp. 2.375% 3/15/2032	USD17,599	$13,599
RTX Corp. 5.15% 2/27/2033	9,474	8,976
Sensata Technologies BV 4.00% 4/15/2029[1]	13,995	12,064
Sensata Technologies, Inc. 3.75% 2/15/2031[1]	150	122
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	770	732
SkyMiles IP, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.75%) 9.076% 10/20/2027[3,4]	638	662
Spirit AeroSystems, Inc. 4.60% 6/15/2028	27,005	21,079
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	15,049	15,333
SRS Distribution, Inc. 4.625% 7/1/2028[1]	5,810	5,027
SRS Distribution, Inc. 6.125% 7/1/2029[1]	470	401
Stericycle, Inc. 3.875% 1/15/2029[1]	11,010	9,506
TransDigm, Inc. 6.25% 3/15/2026[1]	5,680	5,586
TransDigm, Inc. 7.50% 3/15/2027	590	592
TransDigm, Inc. 5.50% 11/15/2027	3,400	3,187
TransDigm, Inc. 6.75% 8/15/2028[1]	9,080	8,951
TransDigm, Inc. 4.625% 1/15/2029	12,015	10,507
TransDigm, Inc. 4.875% 5/1/2029	1,990	1,751
Triumph Group, Inc. 9.00% 3/15/2028[1]	19,632	19,437
Uber Technologies, Inc. 8.00% 11/1/2026[1]	13,360	13,531
Union Pacific Corp. 2.80% 2/14/2032	13,200	10,901
Union Pacific Corp. 4.30% 3/1/2049	75	60
Union Pacific Corp. 3.25% 2/5/2050	13	9
Union Pacific Corp. 2.95% 3/10/2052	8,965	5,530
United Airlines, Inc. 4.375% 4/15/2026[1]	1,620	1,500
United Airlines, Inc. 4.625% 4/15/2029[1]	1,315	1,132
United Rentals (North America), Inc. 5.25% 1/15/2030	5,300	4,909
United Rentals (North America), Inc. 3.75% 1/15/2032	4,600	3,718
Waste Management, Inc. 4.625% 2/15/2030	10,000	9,558
Waste Management, Inc. 4.625% 2/15/2033	5,500	5,127
WESCO Distribution, Inc. 7.125% 6/15/2025[1]	1,975	1,982
WESCO Distribution, Inc. 7.25% 6/15/2028[1]	6,985	7,026
		676,427
Materials 5.14%
Alpek, SAB de CV 3.25% 2/25/2031	5,300	4,165
Alpek, SAB de CV 3.25% 2/25/2031[1]	1,100	864
Anglo American Capital PLC 2.625% 9/10/2030[1]	5,960	4,766
Anglo American Capital PLC 2.875% 3/17/2031[1]	561	446
Anglo American Capital PLC 3.95% 9/10/2050[1]	206	140
ArcelorMittal SA 4.25% 7/16/2029	722	675
ARD Finance SA 6.50% Cash 6/30/2027[1,6]	7,753	5,861
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	19,300	15,130
Ardagh Packaging Finance PLC 5.25% 4/30/2025[1]	440	429
Ardagh Packaging Finance PLC 5.25% 8/15/2027[1]	6,000	5,015
Aris Mining Corp. 6.875% 8/9/2026[1]	1,860	1,489
ATI, Inc. 4.875% 10/1/2029	12,345	10,884
ATI, Inc. 7.25% 8/15/2030	4,275	4,248
ATI, Inc. 5.125% 10/1/2031	6,210	5,382
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	11,005	10,237
Ball Corp. 6.875% 3/15/2028	16,575	16,693
Ball Corp. 6.00% 6/15/2029	6,250	6,075
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	4,508	4,287
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	14,705	14,203
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	9,760	9,350
American Funds Multi-Sector Income Fund — Page 17 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Braskem Idesa SAPI 7.45% 11/15/2029	USD4,900	$3,059
Braskem Idesa SAPI 7.45% 11/15/2029[1]	2,150	1,342
Braskem Idesa SAPI 6.99% 2/20/2032	18,525	11,156
Braskem Idesa SAPI 6.99% 2/20/2032[1]	5,880	3,541
Braskem Netherlands Finance BV 4.50% 1/31/2030[1]	1,170	955
Braskem Netherlands Finance BV 4.50% 1/31/2030	850	694
Braskem Netherlands Finance BV 8.50% 1/12/2031[1]	9,551	9,477
Braskem Netherlands Finance BV 7.25% 2/13/2033[1]	9,535	8,794
Braskem Netherlands Finance BV 7.25% 2/13/2033	8,200	7,563
Braskem Netherlands Finance BV 5.875% 1/31/2050[1]	400	289
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]	12,535	10,258
Celanese US Holdings, LLC 6.35% 11/15/2028	13,129	12,971
Celanese US Holdings, LLC 6.55% 11/15/2030	9,903	9,696
Celanese US Holdings, LLC 6.379% 7/15/2032	18,286	17,639
Celanese US Holdings, LLC 6.70% 11/15/2033	12,028	11,717
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[1]	4,320	4,312
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	630	601
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]	405	353
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]	387	330
CVR Partners, LP 6.125% 6/15/2028[1]	4,770	4,292
EIDP, Inc. 4.80% 5/15/2033	17,576	16,402
Element Solutions, Inc. 3.875% 9/1/2028[1]	11,735	10,140
First Quantum Minerals, Ltd. 7.50% 4/1/2025[1]	200	200
First Quantum Minerals, Ltd. 6.875% 3/1/2026[1]	3,832	3,724
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	24,338	23,382
Freeport-McMoRan, Inc. 4.25% 3/1/2030	153	135
Freeport-McMoRan, Inc. 5.45% 3/15/2043	183	156
Fresnillo PLC 4.25% 10/2/2050[1]	1,100	770
FXI Holdings, Inc. 12.25% 11/15/2026[1]	24,788	22,626
FXI Holdings, Inc. 12.25% 11/15/2026[1]	7,050	6,477
GC Treasury Center Co., Ltd. 4.40% 3/30/2032	11,500	9,835
GC Treasury Center Co., Ltd. 4.40% 3/30/2032[1]	1,600	1,368
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[1]	24	20
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[1]	1,044	786
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]	22,705	13,242
LABL, Inc. 6.75% 7/15/2026[1]	430	417
LABL, Inc. 10.50% 7/15/2027[1]	280	264
LABL, Inc. 5.875% 11/1/2028[1]	1,540	1,385
LABL, Inc. 9.50% 11/1/2028[1]	6,555	6,727
Linde, Inc. 2.00% 8/10/2050	18	9
LSB Industries, Inc. 6.25% 10/15/2028[1]	20,465	18,563
LYB International Finance III, LLC 3.625% 4/1/2051	1,091	696
Methanex Corp. 5.125% 10/15/2027	2,650	2,448
Methanex Corp. 5.25% 12/15/2029	760	679
Mineral Resources, Ltd. 8.125% 5/1/2027[1]	2,950	2,914
Mineral Resources, Ltd. 8.00% 11/1/2027[1]	2,000	1,965
Mineral Resources, Ltd. 9.25% 10/1/2028[1]	15,665	15,841
Mineral Resources, Ltd. 8.50% 5/1/2030[1]	10,535	10,348
Nova Chemicals Corp. 5.25% 6/1/2027[1]	3,100	2,687
Nova Chemicals Corp. 4.25% 5/15/2029[1]	8,795	6,854
Novelis Corp. 3.25% 11/15/2026[1]	1,190	1,064
Novelis Corp. 4.75% 1/30/2030[1]	6,326	5,483
Novelis Corp. 3.875% 8/15/2031[1]	7,021	5,616
OCI NV 6.70% 3/16/2033[1]	22,816	21,797
American Funds Multi-Sector Income Fund — Page 18 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Olin Corp. 5.00% 2/1/2030	USD3,000	$2,668
Olympus Water US Holding Corp. 9.75% 11/15/2028[1]	10,000	9,991
Sasol Financing USA, LLC 8.75% 5/3/2029[1]	22,000	21,174
Sasol Financing USA, LLC 5.50% 3/18/2031	10,300	8,084
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	19,115	16,890
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	13,505	11,589
Scotts Miracle-Gro Co. 4.50% 10/15/2029	3,013	2,467
Scotts Miracle-Gro Co. 4.375% 2/1/2032	5,990	4,503
Sealed Air Corp. 4.00% 12/1/2027[1]	11,364	10,153
Sealed Air Corp. 6.125% 2/1/2028[1]	16,690	16,182
South32 Treasury, Ltd. 4.35% 4/14/2032[1]	1,753	1,480
Summit Materials, LLC 6.50% 3/15/2027[1]	270	264
Summit Materials, LLC 5.25% 1/15/2029[1]	9,355	8,503
Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]	15,000	15,694
Trivium Packaging Finance BV 5.50% 8/15/2026[1]	1,495	1,396
Trivium Packaging Finance BV 8.50% 8/15/2027[1]	7,600	6,954
Valvoline, Inc. 4.25% 2/15/2030[1]	5,960	5,859
Valvoline, Inc. 3.625% 6/15/2031[1]	9,015	6,994
Venator Finance SARL 9.50% 7/1/2025[1,5]	8,610	3,659
Venator Finance SARL 5.75% 7/15/2025[1,5]	3,015	147
Venator Finance SARL, Term Loan, 15.05% 10/16/2023[3,4]	3,620	3,783
Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	6,262	6,291
		619,123
Utilities 5.09%
Aegea Finance SARL 9.00% 1/20/2031[1]	12,045	12,153
AEP Transmission Co., LLC 2.75% 8/15/2051	2,476	1,419
AES Panama Generation Holdings SRL 4.375% 5/31/2030	3,858	3,282
AES Panama Generation Holdings SRL 4.375% 5/31/2030[1]	867	738
Alabama Power Co. 3.94% 9/1/2032	14,076	12,421
Alfa Desarrollo SpA 4.55% 9/27/2051[1]	7,100	4,860
Alliant Energy Finance, LLC 3.60% 3/1/2032[1]	2,125	1,760
American Electric Power Co., Inc. 1.00% 11/1/2025	25	23
Berkshire Hathaway Energy Co. 2.85% 5/15/2051	1,269	733
Calpine Corp. 5.125% 3/15/2028[1]	1,070	954
CenterPoint Energy Houston Electric, LLC 2.90% 7/1/2050	15,735	9,614
CenterPoint Energy Houston Electric, LLC 3.35% 4/1/2051	7,907	5,281
CenterPoint Energy Houston Electric, LLC 3.60% 3/1/2052	432	303
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[1]	205	187
Consorcio Transmantaro SA 4.70% 4/16/2034	1,000	892
Consumers Energy Co. 3.80% 11/15/2028	2,000	1,861
Consumers Energy Co. 3.60% 8/15/2032	7,969	6,917
Consumers Energy Co. 4.625% 5/15/2033	16,690	15,554
DPL, Inc. 4.125% 7/1/2025	7,600	7,214
DTE Electric Co. 2.625% 3/1/2031	14,456	11,942
DTE Electric Co. 3.65% 3/1/2052	2,100	1,479
Duke Energy Carolinas, LLC 2.45% 8/15/2029	11,006	9,315
Duke Energy Carolinas, LLC 5.35% 1/15/2053	4,980	4,563
Duke Energy Corp. 5.75% 9/15/2033	8,000	7,862
Duke Energy Corp. 3.50% 6/15/2051	2,481	1,611
Duke Energy Corp. 6.10% 9/15/2053	4,000	3,885
Duke Energy Florida, LLC 1.75% 6/15/2030	74	58
Duke Energy Florida, LLC 5.95% 11/15/2052	375	369
Duke Energy Progress, LLC 2.00% 8/15/2031	2,925	2,255
American Funds Multi-Sector Income Fund — Page 19 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Progress, LLC 2.50% 8/15/2050	USD1,099	$603
Edison International 4.125% 3/15/2028	9,939	9,163
Edison International 6.95% 11/15/2029	4,000	4,129
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[2]	4,000	3,429
Electricité de France SA 6.90% 5/23/2053[1]	7,303	7,261
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]	14,000	14,619
Emera US Finance, LP 2.639% 6/15/2031	3,395	2,629
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[1]	500	403
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	200	161
Empresas Publicas de Medellin ESP 4.375% 2/15/2031[1]	950	729
Enfragen Energia Sur SA 5.375% 12/30/2030	6,300	4,414
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[1]	7,170	6,585
ENN Energy Holdings, Ltd. 2.625% 9/17/2030[1]	3,000	2,410
ENN Energy Holdings, Ltd. 2.625% 9/17/2030	1,000	803
Entergy Corp. 2.40% 6/15/2031	6,150	4,797
Entergy Louisiana, LLC 2.35% 6/15/2032	10,000	7,702
Entergy Louisiana, LLC 2.90% 3/15/2051	1,230	726
FirstEnergy Corp. 2.65% 3/1/2030	30,775	25,119
FirstEnergy Corp. 2.25% 9/1/2030	3,743	2,905
FirstEnergy Corp. 3.40% 3/1/2050	3,500	2,179
FirstEnergy Transmission, LLC 4.35% 1/15/2025[1]	23,954	23,394
FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]	2,961	2,571
Florida Power & Light Co. 5.05% 4/1/2028	3,275	3,236
Florida Power & Light Co. 5.10% 4/1/2033	3,261	3,158
Florida Power & Light Co. 4.80% 5/15/2033	1,023	968
Florida Power & Light Co. 2.875% 12/4/2051	15,185	9,215
Georgia Power Co. 4.95% 5/17/2033	12,945	12,146
Instituto Costarricense de Electricidad 6.75% 10/7/2031	4,900	4,741
Investment Energy Resources, Ltd. 6.25% 4/26/2029[1]	350	319
Jersey Central Power & Light Co. 4.30% 1/15/2026[1]	50	48
Jersey Central Power & Light Co. 2.75% 3/1/2032[1]	4,202	3,294
Light Servicos de Eletricidade SA 4.375% 6/18/2026[5]	9,800	4,417
MidAmerican Energy Co. 5.35% 1/15/2034	3,450	3,406
MidAmerican Energy Co. 5.85% 9/15/2054	10,164	10,032
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[1]	834	777
Minejesa Capital BV 4.625% 8/10/2030	13,000	11,599
Minejesa Capital BV 5.625% 8/10/2037	9,000	6,898
Monongahela Power Co. 3.55% 5/15/2027[1]	1,775	1,644
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag 7.50% 6/9/2028	2,185	2,202
NextEra Energy Capital Holdings, Inc. 2.25% 6/1/2030	5,786	4,636
NiSource, Inc. 5.40% 6/30/2033	575	552
Northern States Power Co. 2.90% 3/1/2050	172	106
Northern States Power Co. 2.60% 6/1/2051	2,870	1,629
Northern States Power Co. 3.20% 4/1/2052	1,732	1,111
Oncor Electric Delivery Co., LLC 4.55% 9/15/2032	1,875	1,730
Oncor Electric Delivery Co., LLC 3.10% 9/15/2049	3,256	2,074
Oncor Electric Delivery Co., LLC 2.70% 11/15/2051	5,004	2,862
Pacific Gas and Electric Co. 2.95% 3/1/2026	258	238
Pacific Gas and Electric Co. 2.10% 8/1/2027	17,728	15,169
Pacific Gas and Electric Co. 3.00% 6/15/2028	1,124	965
Pacific Gas and Electric Co. 4.65% 8/1/2028	125	115
Pacific Gas and Electric Co. 4.55% 7/1/2030	21,197	18,749
American Funds Multi-Sector Income Fund — Page 20 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 2.50% 2/1/2031	USD16,588	$12,632
Pacific Gas and Electric Co. 3.25% 6/1/2031	7,842	6,239
Pacific Gas and Electric Co. 5.90% 6/15/2032	10,200	9,536
Pacific Gas and Electric Co. 6.15% 1/15/2033	1,888	1,793
Pacific Gas and Electric Co. 6.40% 6/15/2033	16,400	15,824
Pacific Gas and Electric Co. 3.30% 8/1/2040	920	590
Pacific Gas and Electric Co. 4.95% 7/1/2050	700	523
Pacific Gas and Electric Co. 3.50% 8/1/2050	12,683	7,565
Pacific Gas and Electric Co. 6.75% 1/15/2053	1,700	1,596
PG&E Corp. 5.00% 7/1/2028	1,610	1,460
PG&E Corp. 5.25% 7/1/2030	21,900	19,058
PG&E Corp., Term Loan, (3-month USD CME Term SOFR + 3.00%) 8.431% 6/23/2025[3,4]	373	374
Progress Energy, Inc. 7.75% 3/1/2031	4,359	4,759
Progress Energy, Inc. 7.00% 10/30/2031	2,389	2,519
Public Service Company of Colorado 1.90% 1/15/2031	2,829	2,193
Public Service Company of Colorado 1.875% 6/15/2031	6,542	5,025
Public Service Company of Colorado 4.10% 6/15/2048	400	293
Public Service Company of Colorado 3.20% 3/1/2050	900	566
Public Service Company of Colorado 2.70% 1/15/2051	1,025	575
Public Service Company of Colorado 5.25% 4/1/2053	2,046	1,786
Public Service Electric and Gas Co. 3.20% 5/15/2029	2,231	1,995
Public Service Electric and Gas Co. 5.20% 8/1/2033	5,525	5,402
Southern California Edison Co. 0.975% 8/1/2024	2,240	2,150
Southern California Edison Co. 4.70% 6/1/2027	22,602	21,941
Southern California Edison Co. 5.65% 10/1/2028	6,425	6,416
Southern California Edison Co. 2.85% 8/1/2029	1,300	1,123
Southern California Edison Co. 2.50% 6/1/2031	10,829	8,618
Southern California Edison Co. 2.75% 2/1/2032	3,400	2,722
Southern California Edison Co. 3.60% 2/1/2045	2,643	1,812
Southern California Edison Co. 3.65% 2/1/2050	4,400	2,978
Southern Co. (The) 5.70% 3/15/2034	7,025	6,887
Southwestern Electric Power Co. 3.25% 11/1/2051	4,154	2,501
State Grid Overseas Investment (2013), Ltd. 4.375% 5/22/2043	2,800	2,369
State Grid Overseas Investment (2014), Ltd. 4.85% 5/7/2044	2,000	1,810
Talen Energy Supply, LLC 8.625% 6/1/2030[1]	16,668	17,101
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.876% 5/17/2030[3,4]	4,455	4,474
Tampa Electric Co. 3.625% 6/15/2050	1,075	730
The Connecticut Light and Power Co. 2.05% 7/1/2031	175	137
Union Electric Co. 2.15% 3/15/2032	2,850	2,188
Union Electric Co. 2.625% 3/15/2051	1,880	1,071
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	12,680	10,684
Virginia Electric & Power 2.30% 11/15/2031	2,900	2,267
Virginia Electric & Power 2.40% 3/30/2032	3,925	3,064
Virginia Electric & Power 2.45% 12/15/2050	180	97
WEC Energy Group, Inc. 5.15% 10/1/2027	3,350	3,296
Wisconsin Power and Light Co. 1.95% 9/16/2031	2,240	1,704
Xcel Energy, Inc. 3.35% 12/1/2026	1,130	1,054
Xcel Energy, Inc. 1.75% 3/15/2027	1,025	903
Xcel Energy, Inc. 2.60% 12/1/2029	181	152
Xcel Energy, Inc. 2.35% 11/15/2031	1,660	1,269
Xcel Energy, Inc. 4.60% 6/1/2032	1,875	1,703
American Funds Multi-Sector Income Fund — Page 21 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Xcel Energy, Inc. 5.45% 8/15/2033	USD11,711	$11,187
Xcel Energy, Inc. 3.50% 12/1/2049	2,360	1,544
		612,527
Consumer staples 3.94%
7-Eleven, Inc. 0.95% 2/10/2026[1]	255	228
7-Eleven, Inc. 1.30% 2/10/2028[1]	149	125
7-Eleven, Inc. 1.80% 2/10/2031[1]	13,213	10,027
7-Eleven, Inc. 2.50% 2/10/2041[1]	900	551
7-Eleven, Inc. 2.80% 2/10/2051[1]	10,815	6,114
Albertsons Companies, Inc. 3.50% 3/15/2029[1]	3,185	2,718
Altria Group, Inc. 3.875% 9/16/2046	17,558	11,536
Altria Group, Inc. 4.45% 5/6/2050	11,445	8,120
Altria Group, Inc. 3.70% 2/4/2051	24,229	15,086
Anheuser-Busch Companies, LLC 4.90% 2/1/2046	90	79
Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048	8,292	7,014
Anheuser-Busch InBev Worldwide, Inc. 4.439% 10/6/2048	180	148
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	1,100	1,055
B&G Foods, Inc. 5.25% 4/1/2025	10,870	10,678
B&G Foods, Inc. 5.25% 9/15/2027	6,105	5,119
B&G Foods, Inc. 8.00% 9/15/2028[1]	9,125	9,149
BAT Capital Corp. 2.726% 3/25/2031	2,750	2,124
BAT Capital Corp. 6.421% 8/2/2033	6,078	5,913
BAT Capital Corp. 3.984% 9/25/2050	51,940	32,646
BAT Capital Corp. 5.65% 3/16/2052	2,375	1,904
BAT Capital Corp. 7.081% 8/2/2053	7,663	7,246
Central Garden & Pet Co. 4.125% 10/15/2030	3,600	3,005
Central Garden & Pet Co. 4.125% 4/30/2031[1]	18,275	14,920
Conagra Brands, Inc. 1.375% 11/1/2027	5,135	4,300
Conagra Brands, Inc. 5.30% 11/1/2038	2	2
Constellation Brands, Inc. 2.875% 5/1/2030	1,040	874
Constellation Brands, Inc. 2.25% 8/1/2031	20,750	16,183
Constellation Brands, Inc. 4.75% 5/9/2032	2,834	2,627
Constellation Brands, Inc. 4.90% 5/1/2033	1,657	1,539
Coty, Inc. 6.625% 7/15/2030[1]	8,115	7,932
Darling Ingredients, Inc. 5.25% 4/15/2027[1]	2,055	1,960
Darling Ingredients, Inc. 6.00% 6/15/2030[1]	16,970	16,085
Energizer Holdings, Inc. 4.375% 3/31/2029[1]	8,630	7,211
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	5,934	4,130
Ingles Markets, Inc. 4.00% 6/15/2031[1]	11,345	9,329
InRetail Consumer 3.25% 3/22/2028[1]	1,100	939
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[1]	5,360	4,893
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]	14,720	12,715
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	7,985	6,838
MARB BondCo PLC 3.95% 1/29/2031	10,365	7,696
MARB BondCo PLC 3.95% 1/29/2031[1]	2,577	1,913
Minerva Luxembourg SA 8.875% 9/13/2033[1]	12,895	12,815
Natura Cosmeticos SA 4.125% 5/3/2028[1]	3,800	3,267
Natura Cosmeticos SA 4.125% 5/3/2028	2,400	2,063
NBM US Holdings, Inc. 6.625% 8/6/2029[8]	500	456
Nestle Skin Health SA, Term Loan B3, (3-month USD CME Term SOFR + 3.75%) 9.24% 10/1/2026[3,4]	20,243	20,240
PepsiCo, Inc. 1.625% 5/1/2030	6	5
PepsiCo, Inc. 1.40% 2/25/2031	34	26
PepsiCo, Inc. 1.95% 10/21/2031	21,349	16,844
American Funds Multi-Sector Income Fund — Page 22 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Performance Food Group, Inc. 5.50% 10/15/2027[1]	USD4,105	$3,893
Performance Food Group, Inc. 4.25% 8/1/2029[1]	8,162	7,061
Philip Morris International, Inc. 5.625% 11/17/2029	7,731	7,647
Philip Morris International, Inc. 1.75% 11/1/2030	2,713	2,068
Philip Morris International, Inc. 5.75% 11/17/2032	8,756	8,551
Philip Morris International, Inc. 5.375% 2/15/2033	31,210	29,604
Philip Morris International, Inc. 5.625% 9/7/2033	18,000	17,316
Philip Morris International, Inc. 4.25% 11/10/2044	15	11
Post Holdings, Inc. 5.625% 1/15/2028[1]	7,370	6,975
Post Holdings, Inc. 5.50% 12/15/2029[1]	3,355	3,045
Post Holdings, Inc. 4.625% 4/15/2030[1]	12,811	10,986
Prestige Brands, Inc. 5.125% 1/15/2028[1]	5,345	4,982
Prestige Brands, Inc. 3.75% 4/1/2031[1]	5,985	4,825
Simmons Foods, Inc. 4.625% 3/1/2029[1]	16,820	13,819
Target Corp. 4.50% 9/15/2032	6,610	6,153
Target Corp. 4.80% 1/15/2053	4,500	3,853
TreeHouse Foods, Inc. 4.00% 9/1/2028	2,290	1,915
United Natural Foods, Inc. 6.75% 10/15/2028[1]	450	344
US Foods, Inc. 4.625% 6/1/2030[1]	7,670	6,673
Walmart, Inc. 4.10% 4/15/2033	17,409	15,933
		474,041
Real estate 2.95%
American Tower Corp. 2.95% 1/15/2051	15,000	8,474
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	5,200	3,767
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	8,995	6,257
Boston Properties, LP 2.55% 4/1/2032	3,980	2,876
Boston Properties, LP 2.45% 10/1/2033	5,420	3,704
Boston Properties, LP 6.50% 1/15/2034	20,469	19,532
Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	8,090	7,433
Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]	3,780	3,155
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[1]	3,240	2,644
Crown Castle, Inc. 5.00% 1/11/2028	6,796	6,571
Equinix, Inc. 1.45% 5/15/2026	2,260	2,019
Equinix, Inc. 2.90% 11/18/2026	68	62
Equinix, Inc. 1.55% 3/15/2028	105	88
Equinix, Inc. 2.00% 5/15/2028	894	755
Equinix, Inc. 3.20% 11/18/2029	75	64
Equinix, Inc. 2.15% 7/15/2030	15,210	11,958
Equinix, Inc. 2.50% 5/15/2031	1,335	1,043
Equinix, Inc. 3.90% 4/15/2032	650	556
Equinix, Inc. 2.95% 9/15/2051	3,250	1,872
Equinix, Inc. 3.40% 2/15/2052	819	519
Essex Portfolio, LP 2.55% 6/15/2031	1,762	1,369
FibraSOMA 4.375% 7/22/2031[1]	3,933	2,942
Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	2,931	2,586
Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	10,170	8,146
Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	22,885	17,587
Iron Mountain, Inc. 5.25% 3/15/2028[1]	2,185	2,023
Iron Mountain, Inc. 5.00% 7/15/2028[1]	2,224	2,026
Iron Mountain, Inc. 5.25% 7/15/2030[1]	4,555	3,985
Iron Mountain, Inc. 4.50% 2/15/2031[1]	2,665	2,195
Kennedy-Wilson, Inc. 4.75% 3/1/2029	20,210	15,537
Kennedy-Wilson, Inc. 4.75% 2/1/2030	33,055	24,708
American Funds Multi-Sector Income Fund — Page 23 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Kennedy-Wilson, Inc. 5.00% 3/1/2031	USD14,945	$10,932
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]	4,890	4,282
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	9,604	7,771
MPT Operating Partnership, LP 5.00% 10/15/2027	90	70
MPT Operating Partnership, LP 3.50% 3/15/2031	16,215	10,146
Park Intermediate Holdings, LLC 5.875% 10/1/2028[1]	9,000	8,233
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	11,160	9,454
Prologis, LP 4.75% 6/15/2033	3,870	3,569
Prologis, LP 5.125% 1/15/2034	5,490	5,189
Public Storage Operating Co. 1.95% 11/9/2028	417	353
Public Storage Operating Co. 2.25% 11/9/2031	8,155	6,384
Public Storage Operating Co. 5.10% 8/1/2033	11,900	11,383
Public Storage Operating Co. 5.35% 8/1/2053	8,552	7,824
RHP Hotel Properties, LP 4.50% 2/15/2029[1]	7,765	6,663
RLJ Lodging Trust, LP 3.75% 7/1/2026[1]	2,610	2,363
RLJ Lodging Trust, LP 4.00% 9/15/2029[1]	3,380	2,772
Service Properties Trust 4.75% 10/1/2026	14,455	12,415
Service Properties Trust 4.95% 2/15/2027	3,560	3,011
Service Properties Trust 3.95% 1/15/2028	17,065	13,315
Service Properties Trust 4.95% 10/1/2029	17,525	13,269
Service Properties Trust 4.375% 2/15/2030	2,095	1,506
Sun Communities Operating, LP 2.70% 7/15/2031	1,942	1,497
Sun Communities Operating, LP 4.20% 4/15/2032	21,204	18,107
VICI Properties, LP 4.625% 6/15/2025[1]	1,091	1,055
VICI Properties, LP 4.75% 2/15/2028	876	820
VICI Properties, LP 3.875% 2/15/2029[1]	3,880	3,357
VICI Properties, LP 4.95% 2/15/2030	14,510	13,295
VICI Properties, LP 4.125% 8/15/2030[1]	337	287
VICI Properties, LP 5.125% 5/15/2032	6,694	5,999
VICI Properties, LP 5.625% 5/15/2052	2,180	1,808
WEA Finance, LLC 3.50% 6/15/2029[1]	10	8
XHR, LP 4.875% 6/1/2029[1]	2,120	1,804
		355,394
Information technology 1.96%
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 12.981% 6/13/2025[3,4,10]	2,640	2,636
Analog Devices, Inc. 1.70% 10/1/2028	398	336
Analog Devices, Inc. 2.10% 10/1/2031	558	441
Analog Devices, Inc. 2.95% 10/1/2051	3,709	2,319
Apple, Inc. 3.95% 8/8/2052	4,588	3,602
Apple, Inc. 4.85% 5/10/2053	2,001	1,834
BMC Software, Inc., Term Loan, (1-month USD CME Term SOFR + 5.50%) 10.931% 2/27/2026[3,4]	3,500	3,500
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	734	658
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]	586	518
Broadcom Corp. 3.875% 1/15/2027	53	50
Broadcom, Inc. 4.00% 4/15/2029[1]	142	128
Broadcom, Inc. 4.75% 4/15/2029	220	208
Broadcom, Inc. 4.15% 11/15/2030	24	21
Broadcom, Inc. 4.15% 4/15/2032[1]	7	6
Broadcom, Inc. 3.419% 4/15/2033[1]	8,660	6,930
Broadcom, Inc. 3.469% 4/15/2034[1]	12,259	9,633
Broadcom, Inc. 3.50% 2/15/2041[1]	3,700	2,574
CA Magnum Holdings 5.375% 10/31/2026[1]	820	728
CDK Global II, LLC 7.25% 6/15/2029[1]	8,175	7,933
American Funds Multi-Sector Income Fund — Page 24 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Cloud Software Group, Inc. 6.50% 3/31/2029[1]	USD5,780	$5,117
Cloud Software Group, Inc. 9.00% 9/30/2029[1]	30,990	26,973
CommScope Technologies, LLC 6.00% 6/15/2025[1]	5,000	4,766
CommScope, Inc. 8.25% 3/1/2027[1]	5,151	3,561
CommScope, Inc. 7.125% 7/1/2028[1]	3,603	2,162
CommScope, Inc. 4.75% 9/1/2029[1]	7,000	5,158
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 12.891% 8/11/2028[1,3,4]	15,401	15,468
Entegris Escrow Corp. 4.75% 4/15/2029[1]	1,795	1,615
Fair Isaac Corp. 4.00% 6/15/2028[1]	8,305	7,434
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[3,4,8]	16,510	16,510
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[3,4,8]	363	363
Gartner, Inc. 4.50% 7/1/2028[1]	3,270	2,987
Gartner, Inc. 3.625% 6/15/2029[1]	5,330	4,565
Gartner, Inc. 3.75% 10/1/2030[1]	7,790	6,545
MicroStrategy, Inc. 6.125% 6/15/2028[1]	1,190	1,059
NCR Atleos Escrow Corp. 9.50% 4/1/2029[1]	23,329	22,588
NCR Corp. 5.125% 4/15/2029[1]	1,500	1,323
Oracle Corp. 3.60% 4/1/2050	3,370	2,182
Oracle Corp. 3.95% 3/25/2051	212	145
ServiceNow, Inc. 1.40% 9/1/2030	8,917	6,851
SK hynix, Inc. 1.50% 1/19/2026	4,300	3,865
SK hynix, Inc. 1.50% 1/19/2026[1]	200	180
SK hynix, Inc. 2.375% 1/19/2031	7,600	5,711
SK hynix, Inc. 6.50% 1/17/2033	7,375	7,215
SK hynix, Inc. 6.50% 1/17/2033[1]	2,625	2,568
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.99% 9/29/2028[3,4]	23,875	22,955
UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.618% 5/3/2027[3,4]	1,550	1,551
Unisys Corp. 6.875% 11/1/2027[1]	535	401
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,7,8]	10,655	9,774
		235,647
Total corporate bonds, notes & loans		8,358,802
Mortgage-backed obligations 10.38% Commercial mortgage-backed securities 8.05%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.466% 11/15/2055[4,11]	12,673	10,669
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.719% 5/15/2053[4,11]	500	409
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.986% 7/15/2049[4,11]	3,560	3,073
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050[11]	10	9
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.379% 6/15/2028[4,11]	9,699	9,841
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.403% 7/15/2028[4,11]	5,948	5,489
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.937% 11/15/2032[4,11]	8,333	7,399
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.937% 11/15/2032[4,11]	7,500	5,978
Bank Commercial Mortgage Trust, Series 2019-BN23, Class C, 3.623% 12/15/2052[4,11]	6,986	4,993
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054[11]	10	9
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.327% 8/15/2055[4,11]	5,250	4,354
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[4,11]	5,618	5,166
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.489% 2/15/2056[4,11]	1,535	1,281
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.625% 3/15/2056[4,11]	13,148	12,232
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class AS, 6.625% 3/15/2056[4,11]	8,179	8,080
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.773% 8/15/2056[4,11]	7,654	7,487
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.773% 8/15/2056[4,11]	6,801	5,904
American Funds Multi-Sector Income Fund — Page 25 of 47

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class C, 7.315% 9/15/2056[4,11]	USD7,043	$6,578
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class C, 4.145% 9/15/2060[4,11]	2,522	2,021
Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 8/15/2061[11]	4,000	2,814
Bank Commercial Mortgage Trust, Series 2019-BN20, Class B, 3.395% 9/15/2062[4,11]	3,865	2,878
Bank Commercial Mortgage Trust, Series 2020-BN25, Class C, 3.467% 1/15/2063[4,11]	2,992	2,081
Bank Commercial Mortgage Trust, Series 2020-BN26, Class C, 3.414% 3/15/2063[4,11]	9,265	6,407
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class B, 3.49% 4/14/2033[1,11]	3,000	2,756
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class C, 3.716% 4/14/2033[1,4,11]	2,000	1,829
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.251% 3/15/2037[1,4,11]	1,396	1,294
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 9/15/2055[4,11]	11,003	9,107
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.348% 12/15/2055[4,11]	12,328	10,432
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class AS, 6.07% 4/15/2056[4,11]	14,763	14,218
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class B, 6.546% 4/15/2056[4,11]	1,954	1,806
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class C, 6.598% 4/15/2056[4,11]	6,078	5,195
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class B, 6.167% 7/15/2056[4,11]	19,000	17,887
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.828% 7/15/2056[4,11]	6,586	5,780
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[11]	25	23
Benchmark Mortgage Trust, Series 2018-B2, Class B, 4.434% 2/15/2051[4,11]	3,000	2,496
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[11]	10	9
Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 4/10/2051[4,11]	1,445	1,167
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051[4,11]	10	9
Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 4/15/2054[11]	5,500	3,735
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.593% 5/15/2055[4,11]	9,225	6,185
Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.995% 5/15/2055[4,11]	11,487	11,285
Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.995% 5/15/2055[4,11]	9,404	8,688
Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 7/15/2055[4,11]	7,500	5,989
Benchmark Mortgage Trust, Series 2023-B38, Class AM, 6.121% 4/15/2056[4,11]	22,618	21,853
Benchmark Mortgage Trust, Series 2023-B38, Class B, 6.453% 4/15/2056[4,11]	10,487	10,073
Benchmark Mortgage Trust, Series 2023-B38, Class C, 6.453% 4/15/2056[4,11]	6,492	5,275
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056[11]	6,493	6,390
Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.412% 7/15/2056[4,11]	8,813	8,186
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[11]	20	17
BMO Mortgage Trust, Series 2023-C4, Class B, 5.592% 2/15/2056[4,11]	3,081	2,666
BMO Mortgage Trust, Series 2023-C5, Class B, 6.476% 6/15/2056[4,11]	6,244	6,105
BMO Mortgage Trust, Series 2023-C5, Class C, 6.627% 6/15/2056[4,11]	2,161	1,959
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056[4,11]	10,516	10,365
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.118% 8/15/2056[4,11]	4,437	4,110
BMO Mortgage Trust, Series 2023-C6, Class B, 6.636% 9/15/2056[4,11]	3,625	3,543
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.102% 5/15/2039[1,4,11]	4,750	4,738
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 7.651% 5/15/2039[1,4,11]	2,694	2,662
BX Trust, Series 2022-CSMO, Class B, (1-month USD CME Term SOFR + 3.141%) 8.473% 6/15/2027[1,4,11]	10,000	10,018
BX Trust, Series 2021-MFM1, Class B, (1-month USD CME Term SOFR + 1.064%) 6.397% 1/15/2034[1,4,11]	3,617	3,550
BX Trust, Series 2021-SDMF, Class B, (1-month USD CME Term SOFR + 0.852%) 6.185% 9/15/2034[1,4,11]	3,000	2,906
BX Trust, Series 2021-SDMF, Class C, (1-month USD CME Term SOFR + 1.002%) 6.335% 9/15/2034[1,4,11]	2,100	2,029
BX Trust, Series 2021-SDMF, Class D, (1-month USD CME Term SOFR + 1.501%) 6.834% 9/15/2034[1,4,11]	2,000	1,932
BX Trust, Series 2021-SDMF, Class E, (1-month USD CME Term SOFR + 1.701%) 7.034% 9/15/2034[1,4,11]	1,449	1,392
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.147% 9/15/2036[1,4,11]	1,733	1,688
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.397% 9/15/2036[1,4,11]	2,696	2,609
BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 7.097% 9/15/2036[1,4,11]	4,410	4,216
BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 7.447% 9/15/2036[1,4,11]	7,510	7,178
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.346% 10/15/2036[1,4,11]	1,992	1,945
American Funds Multi-Sector Income Fund — Page 26 of 47

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.744% 10/15/2036[1,4,11]	USD10,749	$10,413
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 7.093% 10/15/2036[1,4,11]	1,992	1,923
BX Trust, Series 2021-ARIA, Class D, (1-month USD CME Term SOFR + 2.01%) 7.342% 10/15/2036[1,4,11]	1,380	1,320
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 8.171% 4/15/2037[1,4,11]	631	612
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.317% 6/15/2038[1,4,11]	759	740
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.547% 6/15/2038[1,4,11]	684	667
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.847% 6/15/2038[1,4,11]	8,661	8,414
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.297% 11/15/2038[1,4,11]	7,572	7,436
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 6.697% 11/15/2038[1,4,11]	12,188	11,934
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.947% 11/15/2038[1,4,11]	1,962	1,916
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 7.297% 11/15/2038[1,4,11]	2,982	2,898
BX Trust, Series 2021-ACNT, Class E, (1-month USD CME Term SOFR + 2.311%) 7.644% 11/15/2038[1,4,11]	1,455	1,411
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.322% 2/15/2039[1,4,11]	9,967	9,748
BX Trust, Series 2022-AHP, Class B, (1-month USD CME Term SOFR + 1.84%) 7.172% 2/15/2039[1,4,11]	3,000	2,949
BX Trust, Series 2022-LP2, Class D, (1-month USD CME Term SOFR + 1.961%) 7.293% 2/15/2039[1,4,11]	2,430	2,332
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 7.422% 2/15/2039[1,4,11]	4,000	3,888
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.783% 8/15/2039[1,4,11]	17,852	17,870
BX Trust, Series 2022-PSB, Class B, (1-month USD CME Term SOFR + 2.949%) 8.281% 8/15/2039[1,4,11]	10,002	10,014
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 9.029% 8/15/2039[1,4,11]	8,679	8,689
BX Trust, Series 2022-PSB, Class D, (1-month USD CME Term SOFR + 4.693%) 10.025% 8/15/2039[1,4,11]	8,538	8,554
BX Trust, Series 2022-GPA, Class B, (1-month USD CME Term SOFR + 2.664%) 7.992% 10/15/2039[1,4,11]	7,858	7,875
BX Trust, Series 2022-GPA, Class C, (1-month USD CME Term SOFR + 3.213%) 8.542% 10/15/2039[1,4,11]	4,977	4,990
BX Trust, Series 2022-GPA, Class D, (1-month USD CME Term SOFR + 4.061%) 9.392% 10/15/2039[1,4,11]	1,855	1,861
BX Trust, Series 2023-VLT2, Class C, (1-month USD CME Term SOFR + 4.176%) 9.508% 6/15/2040[1,4,11]	15,000	14,999
BX Trust, Series 2023-VLT2, Class D, (1-month USD CME Term SOFR + 4.774%) 10.106% 6/15/2040[1,4,11]	26,000	25,967
BX Trust, Series 2019-OC11, Class C, 3.856% 12/9/2041[1,11]	1,090	917
BX Trust, Series 2019-OC11, Class D, 4.075% 12/9/2041[1,4,11]	2,326	1,920
BX Trust, Series 2020-VIV4, Class A, 2.843% 3/9/2044[1,11]	10,500	8,557
BX Trust, Series 2020-VIV2, Class C, 3.66% 3/9/2044[1,4,11]	5,150	4,215
BX Trust, Series 2020-VIV3, Class B, 3.662% 3/9/2044[1,4,11]	4,948	4,126
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 7.424% 3/15/2035[1,4,11]	13,740	13,610
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 8.521% 3/15/2035[1,4,11]	2,485	2,459
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[11]	10	9
CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 8.482% 9/15/2028[1,4,11]	11,978	12,045
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 6/10/2028[1,4,11]	28,218	26,177
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 6/10/2028[1,4,11]	2,450	2,321
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class D, 6.572% 7/10/2028[1,4,11]	13,008	12,124
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class AS, 4.026% 5/10/2047[11]	420	409
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 5/10/2047[4,11]	1,900	1,757
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AS, 4.017% 10/10/2047[11]	438	420
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345% 10/10/2047[4,11]	3,964	3,510
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class B, 3.772% 2/10/2048[11]	7,892	7,364
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.566% 2/10/2048[4,11]	3,656	3,333
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.276% 4/10/2048[4,11]	2,660	2,422
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[4,11]	1,835	1,301
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[11]	290	278
COMM Mortgage Trust, Series 2020-CX, Class D, 2.773% 11/10/2046[1,4,11]	6,000	4,297
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 10/15/2045[1,11]	23	21
Commercial Mortgage Trust, Series 2014-CR14, Class AM, 4.526% 2/10/2047[4,11]	2,558	2,454
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.701% 3/10/2047[11]	1,024	1,003
Commercial Mortgage Trust, Series 2014-CR16, Class C, 5.08% 4/10/2047[4,11]	460	391
American Funds Multi-Sector Income Fund — Page 27 of 47

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Commercial Mortgage Trust, Series 2014-CR18, Class B, 4.456% 7/15/2047[4,11]	USD381	$367
Commercial Mortgage Trust, Series 2014-UBS4, Class AM, 3.968% 8/10/2047[11]	108	99
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 8/10/2047[11]	500	481
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 10/10/2047[4,11]	950	899
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.581% 12/10/2047[4,11]	605	514
Commercial Mortgage Trust, Series 2015-CR26, Class B, 4.614% 10/10/2048[4,11]	8,035	7,322
Commercial Mortgage Trust, Series 2015-CCRE-26, Class C, 4.614% 10/10/2048[4,11]	860	760
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[11]	25	23
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 7/10/2050[4,11]	250	237
Commercial Mortgage Trust, Series 2013-CR11, Class C, 4.828% 8/10/2050[1,4,11]	56	54
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.919% 8/12/2043[1,4,11]	19,597	15,838
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class C, 5.919% 8/12/2043[1,4,11]	2,000	1,751
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/10/2040[1,4,11]	22,681	21,212
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[1,4,11]	4,080	4,067
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.527% 7/15/2038[1,4,11]	6,928	6,876
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.827% 7/15/2038[1,4,11]	364	360
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.147% 7/15/2038[1,4,11]	2,282	2,251
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.697% 7/15/2038[1,4,11]	8,270	8,150
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.618% 2/10/2056[4,11]	7,432	7,200
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.618% 2/10/2056[4,11]	2,917	2,646
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class C, 3.75% 12/10/2036[1,11]	500	477
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class D, 4.095% 12/10/2036[1,4,11]	5,455	5,199
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.149%) 6.252% 12/15/2036 (1-month USD CME Term SOFR + 1.348% on 12/15/2023)[1,2,11]	7,301	7,268
Great Wolf Trust, Series 2019-WOLF, Class D, (1-month USD CME Term SOFR + 2.047%) 7.151% 12/15/2036[1,4,11]	1,213	1,197
GS Mortgage Securities Trust, Series 2018-HULA, Class A, (1-month USD CME Term SOFR + 1.223%) 6.367% 7/15/2025[1,4,11]	2,287	2,272
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[11]	200	190
Hawaii Hotel Trust, Series 2019-MAUI, Class E, (1-month USD CME Term SOFR + 2.207%) 7.54% 5/15/2038[1,4,11]	4,000	3,908
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038[1,11]	1,230	1,122
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class B, (1-month USD CME Term SOFR + 2.744%) 8.076% 10/15/2039[1,4,11]	17,177	17,140
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class C, (1-month USD CME Term SOFR + 3.493%) 8.825% 10/15/2039[1,4,11]	4,364	4,335
INTOWN Mortgage Trust, Series 2022-STAY, Class B, (1-month USD CME Term SOFR + 3.286%) 8.618% 8/15/2037[1,4,11]	7,882	7,900
INTOWN Mortgage Trust, Series 2022-STAY, Class C, (1-month USD CME Term SOFR + 3.685%) 9.017% 8/15/2037[1,4,11]	3,120	3,127
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 4/15/2047[4,11]	920	887
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,11]	2,602	1,944
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[1,4,11]	2,092	1,484
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[1,11]	768	591
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD CME Term SOFR + 1.514%) 6.85% 10/15/2038[1,4,11]	795	784
LUXE Commercial Mortgage Trust, Series 21-TRIP, Class C, (1-month USD CME Term SOFR + 1.864%) 7.20% 10/15/2038[1,4,11]	5,000	4,893
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.248% 4/15/2038[1,4,11]	1,415	1,397
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.02% 8/15/2046[4,11]	636	633
American Funds Multi-Sector Income Fund — Page 28 of 47

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class AS, 4.482% 10/15/2046[4,11]	USD500	$498
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class C, 5.222% 2/15/2047[4,11]	5,800	5,674
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A4, 3.443% 8/15/2047[11]	151	149
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS, 4.11% 10/15/2047[4,11]	1,189	1,142
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2/15/2048[11]	18,113	16,895
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[11]	2,311	2,161
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[4,11]	3,586	3,356
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.668% 10/15/2048[4,11]	74	68
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53% 6/15/2050[11]	45	41
Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.78% 11/15/2052[4,11]	5,300	4,114
MSFW Commercial Mortgage Trust, Series 2023-1, Class B, 6.906% 5/15/2033[4,11]	4,566	4,469
MSFW Commercial Mortgage Trust, Series 2023-1, Class C, 6.906% 5/15/2033[4,11]	4,606	4,097
Multifamily Connecticut Avenue Securities, Series 2019-1, Class M10, (30-day Average USD-SOFR + 3.364%) 8.679% 10/15/2049[1,4,11]	1,307	1,279
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 9.179% 3/25/2050[1,4,11]	8,826	8,631
Multifamily Structured Credit Risk, Series 21-MN1, Class M2, (30-day Average USD-SOFR + 3.75%) 9.065% 1/25/2051[1,4,11]	2,730	2,643
Multifamily Structured Credit Risk, Series 21-MN3, Class M2, 9.315% 11/25/2051[1,4,11]	3,500	3,346
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,11]	4,871	4,503
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[1,11]	3,000	2,580
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 6.023% 7/15/2036[1,4,11]	1,558	1,527
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 6.373% 7/15/2036[1,4,11]	8,000	7,814
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.177% 11/15/2038[1,4,11]	1,442	1,416
SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 6.526% 11/15/2038[1,4,11]	1,545	1,512
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 6.776% 11/15/2038[1,4,11]	2,077	2,030
SREIT Trust, Series 2021-MFP, Class D, (1-month USD CME Term SOFR + 1.693%) 7.025% 11/15/2038[1,4,11]	2,500	2,434
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.332% 1/15/2039[1,4,11]	11,440	11,154
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 7.282% 1/15/2039[1,4,11]	9,500	9,122
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class E, (1-month USD CME Term SOFR + 2.70%) 8.033% 1/15/2039[1,4,11]	4,693	4,457
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, 3.848% 5/15/2048[4,11]	1,000	874
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[4,11]	3,115	2,926
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[4,11]	7,439	7,043
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[11]	25	23
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.447% 10/15/2050[4,11]	2,154	1,791
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051[11]	2,903	2,481
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class C, 3.81% 12/15/2052[11]	2,000	1,410
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[1,11]	3,561	3,037
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.646% 9/17/2057[4,11]	4,100	3,807
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class B, 4.696% 9/15/2058[4,11]	6,750	6,257
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.696% 9/15/2058[4,11]	110	99
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 5.11% 1/15/2059[4,11]	5,760	5,145
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class AS, 4.271% 3/15/2047[11]	417	409
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 3/15/2047[4,11]	512	479
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% 9/15/2057[4,11]	100	92
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.121% 11/15/2027[1,4,11]	15,228	15,265
WSTN Trust, Series 2023-MAUI, Class B, 7.018% 8/5/2027[1,4,11]	10,388	10,354
American Funds Multi-Sector Income Fund — Page 29 of 47

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 8/5/2027[1,4,11]	USD4,602	$4,539
WSTN Trust, Series 2023-MAUI, Class D, 8.455% 8/5/2027[1,4,11]	8,993	8,872
		969,177
Collateralized mortgage-backed obligations (privately originated) 2.33%
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,4,11]	1,047	917
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,4,11]	173	154
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,11]	1,523	1,329
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,2,11]	11,065	9,970
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2/25/2031[1,4,11]	90	88
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,4,11]	591	566
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[1,4,11]	1,296	1,206
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,4,11]	6,729	5,998
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,4,11]	2,430	2,335
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,4,11]	647	629
Cascade Funding Mortgage Trust, Series 2018-RM2, Class B, 4.00% 10/25/2068[1,4,11]	1,028	994
Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00% 10/25/2068[1,4,11]	756	720
Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00% 10/25/2068[1,4,11]	756	712
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[1,4,11]	643	634
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 8/25/2054 (5.25% on 11/25/2027)[1,2,11]	15,119	13,296
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054[11]	176	164
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,4,11]	38	34
Connecticut Avenue Securities Trust, Series 2018-R07, Class 1B1, (30-day Average USD-SOFR + 4.464%) 9.779% 4/25/2031[1,4,11]	4,000	4,247
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 6.065% 10/25/2041[1,4,11]	197	196
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, (30-day Average USD-SOFR + 0.85%) 6.165% 12/25/2041[1,4,11]	2,367	2,349
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 8.065% 5/25/2042[1,4,11]	— [9]	— [9]
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.715% 12/25/2042[1,4,11]	3,129	3,185
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.865% 5/25/2043[1,4,11]	3,985	4,176
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,11]	110	98
Credit Suisse Mortgage Trust, Series 2020-NET, Class B, 2.816% 8/15/2037[1,11]	2,200	1,983
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[1,4,11]	719	547
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 6.615% 2/25/2042[1,4,11]	11,602	11,578
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.315% 4/25/2042[1,4,11]	1,291	1,301
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.515% 5/25/2042[1,4,11]	1,551	1,568
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 8.665% 5/25/2042[1,4,11]	1,400	1,454
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.265% 6/25/2042[1,4,11]	9,018	9,255
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, (30-day Average USD-SOFR + 4.50%) 9.815% 6/25/2042[1,4,11]	21,990	23,652
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.465% 9/25/2042[1,4,11]	483	488
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.015% 9/25/2042[1,4,11]	1,460	1,533
American Funds Multi-Sector Income Fund — Page 30 of 47

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 7.129% 1/25/2050[1,4,11]	USD1,358	$1,358
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.279% 2/25/2050[1,4,11]	3,913	3,921
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 14.779% 6/25/2050[1,4,11]	11,960	14,986
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (30-day Average USD-SOFR + 5.214%) 10.529% 6/27/2050[1,4,11]	11,949	12,946
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA3, Class B2, (30-day Average USD-SOFR + 10.114%) 15.429% 7/25/2050[1,4,11]	4,000	5,023
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.429% 8/25/2050[1,4,11]	7,696	8,593
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 15.429% 8/25/2050[1,4,11]	23,335	30,014
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 7.909% 10/25/2050[1,4,11]	1,294	1,307
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B1, (30-day Average USD-SOFR + 4.80%) 9.909% 10/25/2050[1,4,11]	5,030	5,482
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 16.609% 10/25/2050[1,4,11]	9,173	11,858
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class M2, (30-day Average USD-SOFR + 2.00%) 7.315% 12/25/2050[1,4,11]	3,676	3,706
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,11]	2,057	1,801
Hundred Acre Wood Trust, Series 2021-INV1, Class A9, 2.50% 7/25/2051[1,4,11]	2,390	2,035
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, 2.50% 7/25/2051[1,4,11]	2,431	1,795
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 9/25/2048[1,4,11]	185	159
JPMorgan Mortgage Trust, Series 2020-1, Class A15, 3.50% 6/25/2050[1,4,11]	747	639
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 11/25/2059[1,4,11]	195	193
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2/25/2060[1,4,11]	207	206
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 3.25% 5/25/2060 (7.25% on 4/25/2024)[1,2,11]	1,425	1,415
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,2,11]	10,995	10,636
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[1,4,11]	781	725
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,2,11]	2,387	2,214
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.284% 11/25/2055[1,4,11]	1,616	1,607
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057[1,4,11]	41	38
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[1,4,11]	116	109
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057[1,4,11]	88	84
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD CME Term SOFR + 0.865%) 6.184% 5/25/2055[1,4,11]	1,950	1,944
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 9/17/2036[1,11]	395	381
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 6/18/2037[1,11]	100	93
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,4,11]	367	353
Sequoia Mortgage Trust, Series 2013-2, Class A, 1.874% 2/25/2043[4,11]	36	29
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, 3.50% 2/25/2048[1,4,11]	47	41
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.204% 3/25/2054[1,4,11]	2,504	2,386
Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.192% 4/25/2057[1,4,11]	2,400	2,025
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058[1,4,11]	2,477	2,289
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,4,11]	221	212
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059[1,4,11]	3,000	2,304
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,7]	22,184	19,624
Tricon American Homes, Series 2017-SFR2, Class E, 4.216% 1/17/2036[1,11]	6,500	6,440
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,11]	2,342	2,091
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[1,11]	904	845
American Funds Multi-Sector Income Fund — Page 31 of 47

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Tricon Residential Trust, Series 2023-SFR1, Class E, 7.977% 7/17/2040[1,11]	USD1,087	$1,082
VM Fund I, LLC 8.625% 1/15/2028[1,7]	7,828	7,711
		280,056
Total mortgage-backed obligations		1,249,233
Asset-backed obligations 8.37%
AB BSL CLO 2, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 8.92% 4/15/2034[1,4,11]	2,500	2,384
ACHV ABS Trust, Series 2023-2PL, Class B, 6.88% 5/20/2030[1,11]	1,593	1,594
Affirm, Inc., Series 2023-B, Class D, 8.78% 9/15/2028[1,11]	1,755	1,762
Affirm, Inc., Series 2023-B, Class E, 11.32% 9/15/2028[1,11]	2,553	2,572
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD CME Term SOFR + 1.212%) 6.52% 1/15/2030[1,4,11]	2,135	2,127
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD CME Term SOFR + 1.212%) 6.52% 10/16/2030[1,4,11]	449	448
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 3/15/2027[1,11]	17	17
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[1,11]	100	97
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[1,11]	2,177	2,150
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12% 3/13/2028[1,11]	2,000	1,957
American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.46% 3/13/2028[1,11]	2,000	1,896
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[1,11]	7,009	6,882
American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83% 10/13/2028[1,11]	1,663	1,620
American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029[1,11]	14,180	13,956
ARES CLO, Ltd., Series 2013-2, Class DR2, (3-month USD CME Term SOFR + 3.511%) 8.877% 10/28/2034[1,4,11]	3,000	2,949
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class D, 3.34% 8/20/2026[1,11]	10,000	9,052
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,11]	100	93
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[1,11]	6,550	6,133
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,11]	5,911	5,900
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027[1,11]	14,733	14,876
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,11]	1,062	932
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,11]	551	481
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[1,11]	8,000	6,948
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class B, 6.12% 2/22/2028[1,11]	3,841	3,792
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class C, 7.05% 2/22/2028[1,11]	9,363	9,270
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class C, 6.85% 4/20/2028[1,11]	9,167	9,018
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class B, 6.32% 6/20/2029[1,11]	5,116	5,052
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class C, 7.24% 6/20/2029[1,11]	6,230	6,200
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class C, 7.03% 12/20/2029[1,11]	11,000	10,752
Babson CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.162%) 8.513% 4/25/2034[1,4,11]	4,500	4,346
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.262%) 6.641% 11/20/2030[1,4,11]	1,016	1,014
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[1,11]	55	54
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,11]	300	286
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031[1,11]	300	282
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,11]	418	390
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[1,11]	4,733	4,182
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class C, 3.69% 11/17/2033[1,11]	1,420	1,106
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,11]	313	301
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[1,11]	1,980	1,914
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class B, 2.70% 2/20/2035[1,11]	5,000	4,513
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,11]	2,086	1,785
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,11]	677	566
American Funds Multi-Sector Income Fund — Page 32 of 47

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[11]	USD283	$268
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,11]	2,441	2,071
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,11]	389	353
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.589% 7/27/2030[1,4,11]	939	936
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,11]	311	261
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,11]	94	83
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,11]	14,456	14,080
CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[1,11]	10,706	10,671
CIFC Funding, Ltd., CLO, Series 2017-1A, Class B, (3-month USD CME Term SOFR + 1.962%) 7.295% 4/23/2029[1,4,11]	1,750	1,750
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,11]	194	170
CLI Funding V, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,11]	251	220
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 4/15/2026[1,11]	25	24
CPS Auto Receivables Trust, Series 2021-B, Class C, 1.23% 3/15/2027[1,11]	1,079	1,067
CPS Auto Receivables Trust, Series 2021-B, Class D, 1.52% 3/15/2027[1,11]	2,000	1,921
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028[1,11]	6,000	5,784
CPS Auto Receivables Trust, Series 2022-C, Class C, 5.28% 4/15/2030[1,11]	3,770	3,689
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030[1,11]	3,377	3,333
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class B, 1.38% 7/15/2030[1,11]	2,000	1,904
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.63% 9/16/2030[1,11]	3,000	2,810
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032[1,11]	6,000	5,768
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032[1,11]	8,000	7,705
Credit Acceptance Auto Loan Trust, Series 2023-1, Class B, 7.02% 5/16/2033[1,11]	7,000	6,994
Credit Acceptance Auto Loan Trust, Series 2023-1, Class C, 7.71% 7/15/2033[1,11]	10,000	10,042
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033[1,11]	3,920	3,898
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033[1,11]	4,519	4,489
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11% 5/15/2026[11]	1,635	1,625
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 5/15/2028[11]	195	193
DriveTime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 3/16/2026[1,11]	850	841
DriveTime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/2026[1,11]	66	65
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,11]	100	94
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[1,11]	616	602
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,11]	277	259
DriveTime Auto Owner Trust, Series 2021-3A, Class C, 0.87% 5/17/2027[1,11]	2,000	1,932
DriveTime Auto Owner Trust, Series 2021-3A, Class D, 1.31% 5/17/2027[1,11]	2,000	1,817
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,11]	9,464	9,433
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,11]	9,784	9,809
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A2R, (3-month USD CME Term SOFR + 1.532%) 6.84% 4/15/2028[1,4,11]	2,000	1,995
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class BR, (3-month USD CME Term SOFR + 1.732%) 7.04% 4/15/2028[1,4,11]	2,000	1,970
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class CR, (3-month USD CME Term SOFR + 2.312%) 7.62% 4/15/2028[1,4,11]	2,000	1,979
Dryden Senior Loan Fund, CLO, Series 2013-28A, Class A2LR, (3-month USD CME Term SOFR + 1.912%) 7.276% 8/15/2030[1,4,11]	3,000	2,959
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,11]	128	111
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 4/15/2026[1,11]	69	68
Exeter Automobile Receivables Trust, Series 2019-3, Class E, 4.00% 8/17/2026[1,11]	3,595	3,540
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[11]	106	101
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[11]	9,678	9,484
Exeter Automobile Receivables Trust, Series 2022-4A, Class D, 5.98% 12/15/2028[11]	5,907	5,797
Exeter Automobile Receivables Trust, Series 2023-1, Class E, 12.07% 9/16/2030[1,11]	9,863	10,531
Exeter Automobile Receivables Trust, Series 2023-2, Class E, 9.75% 11/15/2030[1,11]	4,243	4,259
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,11]	3,258	3,309
Exeter Automobile Receivables Trust, Series 2023-4, Class E, 9.57% 2/18/2031[1,11]	10,232	10,280
American Funds Multi-Sector Income Fund — Page 33 of 47

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.89% 3/15/2027[1,11]	USD223	$220
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 3/15/2027[1,11]	300	281
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,11]	2,442	2,428
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,11]	1,238	1,225
Flagship Credit Auto Trust, Series 2023-3, Class E, 9.74% 6/17/2030[1,11]	3,417	3,418
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62% 5/15/2028[1,11]	11,674	11,433
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class B1, (3-month USD CME Term SOFR + 3.00%) 7.775% 4/23/2036[1,4,11]	13,282	13,434
Freedom Financial, Series 2022-1FP, Class B, 1.91% 3/19/2029[1,11]	485	482
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[1,11]	103	91
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,11]	2,376	1,934
Generate CLO, Ltd., Series 2023-12, Class D, (3-month USD CME Term SOFR + 5.25%) 10.589% 7/20/2036[1,4,11]	2,000	2,006
Global SC Finance SRL, Series 2021-1A, Class B, 2.76% 4/17/2041[1,11]	1,482	1,266
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,11]	296	272
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,11]	333	299
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,11]	615	522
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,11]	3,017	3,005
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,11]	2,728	2,699
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030[1,11]	3,100	3,086
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[11]	4,056	4,042
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[11]	3,430	3,417
GSAMP Trust, Series 2005-SD2, Class M3, (1-month USD CME Term SOFR + 1.464%) 6.784% 4/25/2035[1,4,11]	486	478
HalseyPoint CLO, Ltd., Series 2023-7, Class B, (3-month USD CME Term SOFR + 2.95%) 8.209% 7/20/2036[1,4,11]	12,270	12,340
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,7,11]	10,827	10,827
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,11]	1,220	1,157
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,11]	2,336	2,215
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[1,11]	1,776	1,657
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[1,11]	3,492	3,258
Hertz Vehicle Financing III, LLC, Series 2023-1, Class C, 6.91% 6/25/2027[1,11]	5,500	5,458
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,11]	1,317	1,156
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,11]	826	720
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[1,11]	4,025	3,480
Hertz Vehicle Financing III, LLC, Series 2023-2, Class C, 7.13% 9/25/2029[1,11]	5,777	5,703
Hertz Vehicle Financing, LLC, Series 2021-1, Class D, 3.98% 12/26/2025[1,11]	2,750	2,603
Hertz Vehicle Financing, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,11]	2,688	2,675
Hertz Vehicle Financing, LLC, Series 2023-3, Class B, 6.53% 2/25/2028[1,11]	6,769	6,734
Hertz Vehicle Financing, LLC, Series 2023-3, Class C, 7.26% 2/25/2028[1,11]	10,000	9,949
Hertz Vehicle Financing, LLC, Series 2023-3, Class D, 9.43% 2/25/2028[1,11]	4,583	4,593
Hertz Vehicle Financing, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,11]	9,556	8,277
Hertz Vehicle Financing, LLC, Series 2022-5, Class D, 6.78% 9/25/2028[1,11]	7,167	6,521
Hertz Vehicle Financing, LLC, Series 2023-4, Class B, 6.73% 3/25/2030[1,11]	7,762	7,675
Hertz Vehicle Financing, LLC, Series 2023-4, Class C, 7.51% 3/25/2030[1,11]	13,331	13,378
Hertz Vehicle Financing, LLC, Series 2023-4, Class D, 9.44% 3/25/2030[1,11]	4,480	4,541
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029[11]	4,151	4,136
KKR Static CLO I, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.60%) 7.926% 7/20/2031[1,4,11]	16,000	16,070
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,11]	751	718
LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.35% 4/15/2027[1,11]	3,000	2,825
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,11]	3,556	3,527
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,11]	4,463	4,437
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,11]	958	937
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.595% 7/21/2030[1,4,11]	1,931	1,926
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD CME Term SOFR + 1.412%) 6.72% 4/15/2029[1,4,11]	903	902
American Funds Multi-Sector Income Fund — Page 34 of 47

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Marble Point CLO, Ltd., Series 2020-1, Class D, (3-month USD CME Term SOFR + 4.012%) 9.338% 4/20/2033[1,4,11]	USD3,829	$3,681
Marble Point CLO, Ltd., Series 2019-2, Class D1R, (3-month USD CME Term SOFR + 3.662%) 8.982% 11/16/2034[1,4,11]	2,000	1,887
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[1,11]	11,934	11,813
Mission Lane Credit Card Master Trust, Series 2022-A, Class B, 9.20% 9/15/2027[1,11]	500	493
Mission Lane Credit Card Master Trust, Series 2022-A, Class C, 11.82% 9/15/2027[1,11]	9,600	9,419
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[7,8,11]	20,015	19,983
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[7,8,11]	3,200	3,195
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[7,8,11]	11,980	12,085
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[7,8,11]	10,745	10,911
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[7,8,11]	3,500	3,544
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[1,11]	5,122	5,081
Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03% 7/17/2028[1,11]	17,200	17,217
Mission Lane Credit Card Master Trust, Series 2023-A, Class E, 15.73% 7/17/2028[1,11]	6,240	6,177
Mission Lane Credit Card Master Trust, Series 2023-B, Class D, 12.43% 11/15/2028[1,11]	11,499	11,499
Mission Lane Credit Card Master Trust, Series 2023-B, Class E, 15.56% 11/15/2028[1,11]	15,142	15,142
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[1,11]	2,688	2,244
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,11]	3,586	3,125
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046[1,11]	815	668
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,11]	2,390	2,140
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,11]	2,227	1,986
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,11]	1,857	1,655
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062[1,11]	1,328	1,044
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062[1,11]	1,889	1,486
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,11]	4,050	3,498
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.583% 7/25/2030[1,4,11]	593	589
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[1,11]	2,475	2,384
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 5/17/2027[1,11]	1,167	1,117
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class C, 2.97% 5/17/2027[1,11]	1,150	1,087
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class D, 4.94% 5/17/2027[1,11]	1,150	1,069
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[1,11]	15,283	15,159
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[1,11]	1,763	1,695
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,11]	1,727	1,578
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031[1,11]	2,958	2,691
Oportun Funding, LLC, Series 2021-B, Class C, 3.65% 5/8/2031[1,11]	2,525	2,319
Oportun Funding, LLC, Series 2021-B, Class D, 5.41% 5/8/2031[1,11]	1,000	906
Oportun Funding, LLC, Series 2022-A, Class B, 5.25% 6/9/2031[1,11]	8,500	7,964
Orion CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.25%) 8.638% 10/25/2036[1,4,11]	5,133	5,136
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 10.538% 10/25/2036[1,4,11]	4,162	4,162
Palmer Square Loan Funding, CLO, Series 2021-1, Class A2, (3-month USD CME Term SOFR + 1.512%) 6.838% 4/20/2029[1,4,11]	500	495
Palmer Square Loan Funding, CLO, Series 2021-1, Class B, (3-month USD CME Term SOFR + 2.062%) 7.388% 4/20/2029[1,4,11]	890	882
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.441% 5/20/2029[1,4,11]	252	251
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A2, (3-month USD CME Term SOFR + 1.512%) 6.891% 5/20/2029[1,4,11]	1,000	993
Palmer Square Loan Funding, CLO, Series 2021-2A, Class B, (3-month USD CME Term SOFR + 1.662%) 7.041% 5/20/2029[1,4,11]	500	496
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.97% 10/15/2029[1,4,11]	4,278	4,219
Palmer Square Loan Funding, CLO, Series 2023-1, Class C, (3-month USD CME Term SOFR + 4.75%) 9.862% 7/20/2031[1,4,11]	9,728	9,764
American Funds Multi-Sector Income Fund — Page 35 of 47

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,11]	USD4,546	$4,409
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[1,11]	3,594	3,502
PPM CLO, Ltd., Series 2022-6, Class B, (3-month USD CME Term SOFR + 3.60%) 8.926% 1/20/2031[1,4,11]	14,933	14,954
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029[1,11]	5,191	5,084
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.51% 10/15/2030[1,4,11]	1,194	1,190
RAD CLO, Ltd., Series 2023-20, Class D, (3-month USD CME Term SOFR + 5.00%) 10.406% 7/20/2036[1,4,11]	10,880	10,842
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,11]	12,281	12,085
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[1,11]	13,829	13,307
Rockford Tower CLO, Ltd., Series 2018-2A, Class B, (3-month USD CME Term SOFR + 2.062%) 7.388% 10/20/2031[1,4,11]	1,260	1,256
Santander Consumer Auto Receivables Trust, Series 2020-A, Class C, 3.71% 2/17/2026[1,11]	46	46
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[11]	2,589	2,540
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[11]	748	737
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[11]	1,474	1,384
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[11]	1,100	1,095
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[11]	8,222	7,995
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[11]	3,981	4,015
Shackleton CLO, Ltd., Series 2013-4RA, Class A2A, (3-month USD CME Term SOFR + 1.862%) 7.163% 4/13/2031[1,4,11]	2,275	2,243
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,11]	8,134	8,023
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,11]	302	258
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,11]	8,728	7,832
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,11]	6,964	6,249
SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053[1,11]	7,053	6,689
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054[1,11]	2,083	1,899
SMB Private Education Loan Trust, Series 2022-B, Class D, 5.95% 2/16/2055[1,11]	13,111	12,220
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,11]	21,000	20,245
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058[1,11]	12,789	12,558
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,11]	2,610	2,242
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.65% 4/15/2030[1,4,11]	656	654
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,11]	1,559	1,400
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,11]	1,413	1,145
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,11]	1,084	984
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033[1,11]	1,021	866
Stratus Static CLO, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.35%) 7.676% 7/20/2030[1,4,11]	11,140	11,190
Stratus Static CLO, Ltd., Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.05%) 8.376% 10/20/2031[1,4,11]	23,000	23,083
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,11]	2,661	2,438
TAL Advantage V, LLC, Series 2020-1, Class B, 3.29% 9/20/2045[1,11]	2,329	2,052
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045[1,11]	2,382	2,231
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[1,11]	345	304
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2/20/2046[1,11]	292	244
Textainer Marine Containers, Ltd., Series 2021-2A, Class B, 2.82% 4/20/2046[1,11]	807	674
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045[1,11]	1,062	938
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[1,11]	1,738	1,424
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,11]	328	286
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,11]	2,863	2,373
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48% 9/15/2027[1,11]	7,813	7,633
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,11]	11,932	11,862
Westlake Automobile Receivables Trust, Series 2023-2, Class D, 7.01% 11/15/2028[1,11]	17,928	17,848
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,11]	6,642	6,581
		1,007,464
American Funds Multi-Sector Income Fund — Page 36 of 47

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. 7.24%	Principal amount (000)	Value (000)
Abu Dhabi (Emirate of) 2.50% 9/30/2029[1]	USD15,000	$13,113
Abu Dhabi (Emirate of) 3.125% 4/16/2030	6,500	5,838
Abu Dhabi (Emirate of) 1.70% 3/2/2031[1]	12,800	10,223
Abu Dhabi (Emirate of) 1.875% 9/15/2031	1,500	1,197
Abu Dhabi (Emirate of) 3.875% 4/16/2050	9,900	7,439
Albania (Republic of) 5.90% 6/9/2028	EUR4,300	4,438
Angola (Republic of) 8.25% 5/9/2028	USD2,500	2,171
Angola (Republic of) 8.00% 11/26/2029	25,240	20,836
Angola (Republic of) 8.75% 4/14/2032	3,100	2,500
Argentine Republic 1.00% 7/9/2029	5,233	1,465
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[2]	40,175	11,524
Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[2]	57,116	14,231
Brazil (Federative Republic of) 4.75% 1/14/2050	12,300	8,540
Chile (Republic of) 3.10% 5/7/2041	9,020	6,153
Chile (Republic of) 4.34% 3/7/2042	1,815	1,475
Colombia (Republic of) 4.50% 3/15/2029	300	261
Colombia (Republic of) 3.00% 1/30/2030	5,111	3,933
Colombia (Republic of) 3.25% 4/22/2032	10,720	7,728
Colombia (Republic of) 8.00% 4/20/2033	16,970	16,786
Colombia (Republic of) 7.50% 2/2/2034	10,925	10,348
Colombia (Republic of) 7.375% 9/18/2037	300	278
Colombia (Republic of) 5.625% 2/26/2044	902	648
Colombia (Republic of) 5.00% 6/15/2045	11,144	7,341
Colombia (Republic of) 5.20% 5/15/2049	200	132
Colombia (Republic of) 4.125% 5/15/2051	400	224
Costa Rica (Republic of) 6.125% 2/19/2031	4,228	4,093
Costa Rica (Republic of) 6.125% 2/19/2031[1]	1,700	1,646
Costa Rica (Republic of) 7.00% 4/4/2044	1,200	1,142
Development Bank of Mongolia, LLC 7.25% 10/23/2023	6,210	6,210
Dominican Republic 5.50% 1/27/2025	1,400	1,382
Dominican Republic 6.875% 1/29/2026	1,000	1,001
Dominican Republic 5.95% 1/25/2027	1,650	1,599
Dominican Republic 5.50% 2/22/2029	2,757	2,530
Dominican Republic 4.50% 1/30/2030	8,243	7,006
Dominican Republic 4.50% 1/30/2030[1]	5,789	4,920
Dominican Republic 7.05% 2/3/2031[1]	1,850	1,790
Dominican Republic 6.00% 2/22/2033	5,120	4,534
Dominican Republic 6.00% 2/22/2033[1]	1,285	1,138
Dominican Republic 5.30% 1/21/2041[1]	412	303
Dominican Republic 6.85% 1/27/2045	1,100	939
Dominican Republic 5.875% 1/30/2060	21,900	15,753
Dominican Republic 5.875% 1/30/2060[1]	1,700	1,223
Egypt (Arab Republic of) 7.60% 3/1/2029	1,800	1,162
Egypt (Arab Republic of) 5.875% 2/16/2031	9,000	4,986
Egypt (Arab Republic of) 5.875% 2/16/2031[1]	4,380	2,426
Egypt (Arab Republic of) 7.625% 5/29/2032[1]	2,100	1,216
Egypt (Arab Republic of) 7.625% 5/29/2032	1,500	868
Egypt (Arab Republic of) 8.75% 9/30/2051	800	433
Egypt (Arab Republic of) 8.15% 11/20/2059	11,600	6,033
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024	9,000	5,849
Export-Import Bank of India 3.25% 1/15/2030	14,100	12,046
Gabonese Republic 6.95% 6/16/2025	7,400	6,623
Gabonese Republic 7.00% 11/24/2031[1]	6,000	4,478
Gabonese Republic 7.00% 11/24/2031	2,200	1,642
Georgia (Republic of) 2.75% 4/22/2026[1]	2,880	2,577
American Funds Multi-Sector Income Fund — Page 37 of 47

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Georgia (Republic of) 2.75% 4/22/2026	USD2,667	$2,386
Ghana (Republic of) 7.75% 4/7/2029[1,5]	3,600	1,603
Ghana (Republic of) 8.125% 3/26/2032[5]	15,400	6,824
Ghana (Republic of) 8.125% 3/26/2032[1,5]	1,500	665
Honduras (Republic of) 6.25% 1/19/2027	17,060	16,117
Honduras (Republic of) 5.625% 6/24/2030	24,048	20,610
Honduras (Republic of) 5.625% 6/24/2030[1]	6,175	5,292
Hungary (Republic of) 6.25% 9/22/2032[1]	4,500	4,396
Indonesia (Republic of) 6.625% 2/17/2037	900	954
Indonesia (Republic of) 5.25% 1/17/2042	21,910	20,548
Indonesia (Republic of) 4.625% 4/15/2043	5,800	4,995
Indonesia (Republic of) 6.75% 1/15/2044	575	624
Indonesia (Republic of) 5.125% 1/15/2045	1,515	1,373
Israel (State of) 4.50% 1/17/2033	5,585	5,227
Israel (State of) 3.375% 1/15/2050	7,300	4,866
Jordan (Hashemite Kingdom of) 5.75% 1/31/2027[1]	10,100	9,647
Jordan (Hashemite Kingdom of) 5.85% 7/7/2030[1]	2,100	1,871
Kazakhstan (Republic of) 4.875% 10/14/2044	3,200	2,755
Kenya (Republic of) 6.875% 6/24/2024[1]	200	186
Kenya (Republic of) 7.25% 2/28/2028	13,400	10,818
Kenya (Republic of) 7.25% 2/28/2028[1]	2,600	2,099
Kenya (Republic of) 8.00% 5/22/2032	2,000	1,560
Kenya (Republic of) 6.30% 1/23/2034[1]	2,700	1,803
Kenya (Republic of) 6.30% 1/23/2034	2,000	1,336
Kenya (Republic of) 8.25% 2/28/2048	1,200	821
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	9,000	8,934
Mic Capital Management (Rsc) Seven, Ltd. 5.084% 5/22/2053[1]	1,070	950
Mongolia (State of) 3.50% 7/7/2027	472	398
Mongolia (State of) 8.65% 1/19/2028[1]	590	589
Mongolia (State of) 4.45% 7/7/2031	3,290	2,544
Morocco (Kingdom of) 5.95% 3/8/2028	6,100	6,030
Morocco (Kingdom of) 5.95% 3/8/2028[1]	4,790	4,735
Mozambique (Republic of) 9.00% 9/15/2031	21,360	16,870
Nigeria (Republic of) 8.25% 9/28/2051[1]	15,000	10,428
Oman (Sultanate of) 6.75% 10/28/2027	7,350	7,488
Oman (Sultanate of) 5.625% 1/17/2028	11,100	10,834
Oman (Sultanate of) 6.75% 1/17/2048	5,050	4,657
Oman (Sultanate of) 7.00% 1/25/2051	13,260	12,536
Oman (Sultanate of) 7.00% 1/25/2051[1]	10,000	9,454
Pakistan (Islamic Republic of) 6.875% 12/5/2027	1,650	849
Panama (Republic of) 7.125% 1/29/2026	200	204
Panama (Republic of) 3.16% 1/23/2030	400	337
Panama (Republic of) 2.252% 9/29/2032	7,300	5,302
Panama (Republic of) 6.875% 1/31/2036	6,325	6,353
Panama (Republic of) 4.50% 4/16/2050	15,000	10,253
Panama (Republic of) 4.30% 4/29/2053	2,800	1,833
Panama (Republic of) 6.853% 3/28/2054	9,000	8,384
Panama (Republic of) 4.50% 4/1/2056	2,000	1,322
Panama (Republic of) 3.87% 7/23/2060	12,550	7,298
Panama (Republic of) 4.50% 1/19/2063	14,545	9,447
Paraguay (Republic of) 4.70% 3/27/2027[1]	400	384
Paraguay (Republic of) 4.95% 4/28/2031	16,350	15,170
Peru (Republic of) 4.125% 8/25/2027	300	286
Peru (Republic of) 2.783% 1/23/2031	1,200	986
Peru (Republic of) 3.00% 1/15/2034	17,390	13,448
American Funds Multi-Sector Income Fund — Page 38 of 47

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Peru (Republic of) 6.55% 3/14/2037	USD9,500	$9,842
Peru (Republic of) 3.55% 3/10/2051	1,200	793
Peru (Republic of) 2.78% 12/1/2060	4,949	2,648
Peru (Republic of) 3.23% 7/28/2121	1,400	733
PETRONAS Capital, Ltd. 3.50% 4/21/2030	9,700	8,606
PETRONAS Capital, Ltd. 3.50% 4/21/2030[1]	1,300	1,153
PETRONAS Capital, Ltd. 4.55% 4/21/2050[1]	800	653
Philippines (Republic of) 3.00% 2/1/2028	8,300	7,534
Philippines (Republic of) 1.648% 6/10/2031	1,200	906
Philippines (Republic of) 3.95% 1/20/2040	9,200	7,295
Philippines (Republic of) 3.70% 2/2/2042	2,500	1,879
Philippines (Republic of) 2.95% 5/5/2045	12,600	8,023
Philippines (Republic of) 3.20% 7/6/2046	4,800	3,175
Philippines (Republic of) 4.20% 3/29/2047	4,000	3,118
Poland (Republic of) 4.875% 10/4/2033	4,605	4,295
Qatar (State of) 3.75% 4/16/2030[1]	17,100	15,982
Qatar (State of) 4.625% 6/2/2046	1,500	1,304
Qatar (State of) 5.103% 4/23/2048	1,600	1,452
Qatar (State of) 4.40% 4/16/2050[1]	7,600	6,219
Republika Srpska 4.75% 4/27/2026	EUR835	837
Romania 2.00% 1/28/2032	7,500	5,725
Romania 2.00% 1/28/2032	3,300	2,519
Romania 2.00% 4/14/2033	2,720	1,984
Romania 3.50% 4/3/2034	30	25
Romania 5.125% 6/15/2048	USD2,900	2,272
Romania 5.125% 6/15/2048[1]	300	235
Russian Federation 5.25% 6/23/2047[5]	1,800	612
Saudi Arabia (Kingdom of) 4.75% 1/18/2028[1]	4,790	4,685
Senegal (Republic of) 4.75% 3/13/2028	EUR4,500	4,063
Senegal (Republic of) 4.75% 3/13/2028	1,500	1,354
Senegal (Republic of) 6.75% 3/13/2048	USD18,000	12,108
South Africa (Republic of) 4.875% 4/14/2026	8,200	7,833
South Africa (Republic of) 4.30% 10/12/2028	25,300	21,947
South Africa (Republic of) 5.875% 6/22/2030	500	443
South Africa (Republic of) 5.875% 4/20/2032	10,600	9,043
South Africa (Republic of) 5.00% 10/12/2046	7,500	4,659
South Africa (Republic of) 6.30% 6/22/2048	12,200	8,781
Sri Lanka (Democratic Socialist Republic of) 5.75% 4/18/2023[5]	3,798	1,833
Sri Lanka (Democratic Socialist Republic of) 6.125% 6/3/2025[5]	2,300	1,119
Sri Lanka (Democratic Socialist Republic of) 6.85% 11/3/2025[5]	7,600	3,677
Sri Lanka (Democratic Socialist Republic of) 6.20% 5/11/2027[5]	1,780	831
Sri Lanka (Democratic Socialist Republic of) 7.85% 3/14/2029[5]	3,271	1,536
Sri Lanka (Democratic Socialist Republic of) 7.55% 3/28/2030[5]	14,029	6,552
Tunisia (Republic of) 5.75% 1/30/2025	17,990	12,355
Turkey (Republic of) 6.375% 10/14/2025	5,700	5,557
Turkey (Republic of) 5.125% 6/22/2026[1]	4,000	3,743
Turkey (Republic of) 7.625% 4/26/2029	2,450	2,356
Turkey (Republic of) 5.875% 6/26/2031	21,050	17,730
Turkey (Republic of) 6.50% 9/20/2033	2,000	1,715
Turkey (Republic of) 6.00% 1/14/2041	200	148
Ukraine 8.994% 2/1/2026[5]	6,377	2,033
Ukraine 7.75% 9/1/2028[5]	4,500	1,314
Ukraine 7.75% 9/1/2029[5]	200	58
Ukraine 9.75% 11/1/2030[5]	200	59
Ukraine 6.876% 5/21/2031[1,5]	4,800	1,281
American Funds Multi-Sector Income Fund — Page 39 of 47

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Ukraine 7.375% 9/25/2034[5]	USD4,500	$1,205
United Mexican States 3.75% 1/11/2028	200	186
United Mexican States 4.50% 4/22/2029	18,100	16,900
United Mexican States 2.659% 5/24/2031	649	514
United Mexican States 4.75% 4/27/2032	9,599	8,666
United Mexican States 4.875% 5/19/2033	8,386	7,531
United Mexican States 6.05% 1/11/2040	13,600	12,602
United Mexican States 4.75% 3/8/2044	200	154
United Mexican States 5.00% 4/27/2051	1,200	926
United Mexican States 6.338% 5/4/2053	8,095	7,387
United Mexican States 3.75% 4/19/2071	4,770	2,732
		871,484
U.S. Treasury bonds & notes 1.00% U.S. Treasury 1.00%
U.S. Treasury 4.625% 6/30/2025	2,213	2,194
U.S. Treasury 4.375% 8/15/2026	15,412	15,221
U.S. Treasury 3.625% 3/31/2028	15	14
U.S. Treasury 4.375% 8/31/2028	24,687	24,443
U.S. Treasury 4.125% 8/31/2030	5,321	5,164
U.S. Treasury 4.125% 11/15/2032	2	2
U.S. Treasury 3.875% 8/15/2033	4,140	3,911
U.S. Treasury 4.25% 5/15/2039	1,333	1,256
U.S. Treasury 3.875% 5/15/2043	13,927	12,106
U.S. Treasury 4.00% 11/15/2052	2,477	2,195
U.S. Treasury 3.625% 5/15/2053[12]	64,618	53,492
		119,998
Municipals 0.35% California 0.02%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	65	51
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	1,490	1,131
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	2,235	1,572
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	35	28
		2,782
Florida 0.00%
County of Broward, Airport System Rev. Ref. Bonds, Series 2019-C, 3.477% 10/1/2043	75	58
Illinois 0.03%
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2034	150	150
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	4,020	3,132
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	90	85
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 12/15/2056	1,810	308
		3,675
Kansas 0.01%
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-B, 2.44% 6/1/2025	1,590	1,536
American Funds Multi-Sector Income Fund — Page 40 of 47

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Bonds, notes & other debt instruments (continued) Municipals (continued) Ohio 0.05%	Principal amount (000)	Value (000)
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	USD6,305	$5,244
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 3.75% 12/1/2023	310	308
		5,552
Puerto Rico 0.12%
G.O. Restructured Bonds, Series 2022-A-1, 5.375% 7/1/2025	977	988
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	968	995
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	953	986
G.O. Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	925	968
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	877	788
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	789	687
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	677	570
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	920	742
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	957	741
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2024	143	138
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2033	1,129	667
G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2043[4]	4,143	2,154
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046	14,745	3,820
		14,244
Texas 0.10%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[1]	12,500	12,165
Washington 0.02%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 12/1/2036[1]	2,000	1,981
Total municipals		41,993
Total bonds, notes & other debt instruments (cost: $12,320,522,000)		11,648,974
Convertible bonds & notes 0.04% Energy 0.03%
Abu Dhabi National Oil Co., convertible notes, 0.70% 6/4/2024	3,800	3,668
Communication services 0.01%
DISH Network Corp., convertible notes, 3.375% 8/15/2026	1,078	653
Total convertible bonds & notes (cost: $4,223,000)		4,321
Common stocks 0.38% Utilities 0.16%	Shares
Talen Energy Corp.[13]	372,237	19,691
American Funds Multi-Sector Income Fund — Page 41 of 47

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Common stocks (continued) Energy 0.15%	Shares	Value (000)
FORESEA Holding SA, Class C, nonvoting shares[13]	322,019	$8,340
FORESEA Holding SA, Class B13	35,779	927
Chesapeake Energy Corp.	75,595	6,519
Denbury, Inc.[13]	15,118	1,482
California Resources Corp.	633	35
Mesquite Energy, Inc.[7,13]	126	5
		17,308
Information technology 0.07%
Diebold Nixdorf, Inc.[13]	432,997	8,201
Consumer discretionary 0.00%
NMG Parent, LLC[13]	309	34
MYT Holding Co., Class B13	8,984	7
		41
Communication services 0.00%
Intelsat SA13	1	— [9]
Total common stocks (cost: $50,413,000)		45,241
Preferred securities 0.00% Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,7,13]	5	4
Total preferred securities (cost: $5,000)		4
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[13]	374	4
Total rights & warrants (cost: $2,000)		4
Short-term securities 2.12% Money market investments 2.12%
Capital Group Central Cash Fund 5.44%[14,15]	2,553,764	255,351
Total short-term securities (cost: $255,383,000)		255,351
Total investment securities 99.35% (cost: $12,630,548,000)		11,953,895
Other assets less liabilities 0.65%		78,345
Net assets 100.00%		$12,032,240
American Funds Multi-Sector Income Fund — Page 42 of 47

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Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	9,709	1/4/2024	USD1,968,121	$(6,976)
5 Year U.S. Treasury Note Futures	Long	4,931	1/4/2024	519,527	(4,110)
10 Year Euro-Bund Futures	Short	34	12/11/2023	(4,624)	132
10 Year U.S. Treasury Note Futures	Short	87	12/29/2023	(9,401)	148
10 Year Ultra U.S. Treasury Note Futures	Short	8,281	12/29/2023	(923,849)	27,577
20 Year U.S. Treasury Bond Futures	Long	2,942	12/29/2023	334,744	(18,074)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,165	12/29/2023	(138,271)	9,595
					$8,292
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation at 9/30/2023 (000)
Currency purchased (000)		Currency sold (000)
USD	20,101	EUR	18,853	Morgan Stanley	10/25/2023	$147
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium received (000)	Unrealized appreciation at 9/30/2023 (000)
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028	USD372,804	$(4,428)	$(4,840)	$412
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[16] (000)	Value at 9/30/2023[17] (000)	Upfront premium paid (000)	Unrealized appreciation at 9/30/2023 (000)
5.00%	Quarterly	CDX.NA.HY.40	6/20/2028	USD200,000	$3,013	$2,228	$785
Investments in affiliates15

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 9/30/2023 (000)	Dividend income (000)
Short-term securities 2.12%
Money market investments 2.12%
Capital Group Central Cash Fund 5.44%[14]	$480,995	$3,239,791	$3,465,451	$147	$(131)	$255,351	$14,594
American Funds Multi-Sector Income Fund — Page 43 of 47

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Restricted securities8

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[7,11]	12/6/2022	$20,013	$19,983	.16%
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[7,11]	12/6/2022 - 6/23/2023	11,960	12,085.10
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[7,11]	12/6/2022	10,745	10,911.09
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[7,11]	12/6/2022	3,500	3,544.03
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[7,11]	12/6/2022	3,200	3,195.03
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[3,4]	9/13/2023	16,182	16,510.14
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[3,4]	9/13/2023	328	363	.00 [18]
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,7]	6/23/2023	10,262	9,774.08
Modec Finance BV 7.84% 7/15/2026[7]	7/28/2023	9,000	8,923.08
NBM US Holdings, Inc. 6.625% 8/6/2029	9/22/2020	523	456	.00 [18]
Total		$85,713	$85,744	.71%

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,589,215,000, which represented 46.45% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $165,111,000, which represented 1.37% of the net assets of the fund.

[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Scheduled interest and/or principal payment was not received.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Value determined using significant unobservable inputs.
[8]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $85,744,000, which represented .71% of the net assets of the fund.

[9]	Amount less than one thousand.
[10]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[11]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $8,421,000, which represented .07% of the net assets of the fund.
[13]	Security did not produce income during the last 12 months.
[14]	Rate represents the seven-day yield at 9/30/2023.
[15]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[16]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[17]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[18]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
American Funds Multi-Sector Income Fund — Page 44 of 47

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Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $5,455,557,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $15,232,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of credit default swaps while held were $560,927,000.
American Funds Multi-Sector Income Fund — Page 45 of 47

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Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$8,340,105	$18,697	$8,358,802
Mortgage-backed obligations	—	1,221,898	27,335	1,249,233
Asset-backed obligations	—	946,919	60,545	1,007,464
Bonds & notes of governments & government agencies outside the U.S.	—	871,484	—	871,484
U.S. Treasury bonds & notes	—	119,998	—	119,998
Municipals	—	41,993	—	41,993
Convertible bonds & notes	—	4,321	—	4,321
Common stocks	27,727	17,509	5	45,241
Preferred securities	—	—	4	4
Rights & warrants	—	4	—	4
Short-term securities	255,351	—	—	255,351
Total	$283,078	$11,564,231	$106,586	$11,953,895

American Funds Multi-Sector Income Fund — Page 46 of 47

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	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$37,452	$—	$—	$37,452
Unrealized appreciation on open forward currency contracts	—	147	—	147
Unrealized appreciation on centrally cleared credit default swaps	—	412	—	412
Unrealized appreciation on centrally cleared credit default swaps	—	785	—	785
Liabilities:
Unrealized depreciation on futures contracts	(29,160)	—	—	(29,160)
Total	$8,292	$1,344	$—	$9,636
*
Futures contracts, forward currency contracts and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviations
AMT = Alternative Minimum Tax
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dev. = Development
Econ. = Economic
EUR = Euros
Fac. = Facility
Facs. = Facilities

Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-126-1123O-S96399
American Funds Multi-Sector Income Fund — Page 47 of 47